PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 27.2%
144,354
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.713%,
05/25/2036 $ 124,983
0.0
699,270
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.614%,
03/25/2045 652,170
0.0
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.475%,
06/25/2045 389,203
0.0
994,272
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.622%,
12/25/2045 854,448
0.0
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.622%,
12/25/2045 777,504
0.0
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.752%,
03/25/2046 878,334
0.0
3,089,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,955,161
0.1
4,734,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 4,606,456
0.2
210,275
(1)
Alternative Loan Trust
2004-J7 M1, 4.578%,
(TSFR1M + 1.134%),
10/25/2034 209,813
0.0
244,195
(1)
Alternative Loan Trust
2005-10CB 1A2,
4.296%, (TSFR1M +
0.564%),
05/25/2035 180,440
0.0
244,056  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 197,490
0.0
15,606
(1)
Alternative Loan Trust
2005-53T2 2A6,
4.346%, (TSFR1M +
0.614%),
11/25/2035 7,972
0.0
139,999
(1)
Alternative Loan Trust
2005-J2 1A12, 4.246%,
(TSFR1M + 0.514%),
04/25/2035 107,572
0.0
27,837  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 13,137
0.0
437,123
(1)
Alternative Loan Trust
2006-18CB A10,
4.246%, (TSFR1M +
0.514%),
07/25/2036 162,418
0.0
103,400
(1)
Alternative Loan Trust
2006-19CB A12,
4.246%, (TSFR1M +
0.514%),
08/25/2036 43,688
0.0
437,873
(1)
Alternative Loan Trust
2006-19CB A28,
4.446%, (TSFR1M +
0.714%),
08/25/2036 191,455
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
763,767  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 $ 396,727
0.0
758,799  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 423,941
0.0
110,673
(1)
Alternative Loan
Trust 2007-2CB 2A1,
4.446%, (TSFR1M +
0.714%),
03/25/2037 43,112
0.0
130,515
(1)
Alternative Loan
Trust 2007-HY8C A1,
4.166%, (TSFR1M +
0.434%),
09/25/2047 122,736
0.0
413,237
(1)
Alternative Loan Trust
2007-OA4 A1, 4.186%,
(TSFR1M + 0.454%),
05/25/2047 379,004
0.0
254,281
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 245,865
0.0
228,708
(1)
Banc of America
Funding Trust 2007-
2 1A16, 4.446%,
(TSFR1M + 0.714%),
03/25/2037 166,237
0.0
1,044,616
(1)
Banc of America
Funding Trust 2007-C
7A1, 4.268%, (TSFR1M
+ 0.534%),
05/20/2047 981,265
0.0
81,409
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.246%,
04/25/2035 79,450
0.0
340,820
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.397%,
11/25/2036 187,427
0.0
492,757
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.474%,
11/25/2036 247,501
0.0
62,425
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.000%,
01/26/2036 44,100
0.0
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M1B, 6.374%,
(SOFR30A + 2.500%),
10/25/2035 1,006,591
0.1
1,811,279
(2)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 1,807,456
0.1
1,097,594
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.877%,
03/25/2050 985,073
0.0
100,955
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 92,274
0.0
1,966,685
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.058%,
08/25/2055 2,058,308
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
590,933
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 $ 602,609
0.0
2,285,327
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.572%,
11/25/2055 2,322,544
0.1
1,472,719
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 1,493,741
0.1
2,521,420
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.133%,
03/25/2055 2,521,554
0.1
1,774,909
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.133%,
03/25/2055 1,759,200
0.1
979,959
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.049%,
05/25/2055 1,029,469
0.1
209,697
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.215%,
09/25/2036 186,734
0.0
187,718
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 6.449%,
(TSFR12M + 2.465%),
02/20/2036 177,560
0.0
1,387,838
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,345,288
0.1
64,282
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 61,671
0.0
110,611
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 104,774
0.0
124,404
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 113,513
0.0
186,606
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 170,269
0.0
1,359,542
(1)(2)
CIM Trust 2019-J1 B3,
3.908%,
08/25/2049 1,267,587
0.1
2,724,841
(1)(2)
CIM Trust 2019-J2 B2,
3.764%,
10/25/2049 2,501,727
0.1
1,712,575
(1)(2)
CIM Trust 2019-J2 B3,
3.764%,
10/25/2049 1,572,578
0.1
1,122,471
(1)(2)
CIM Trust 2020-J2 B3,
2.752%,
01/25/2051 920,594
0.0
1,672,849
(1)(2)
CIM Trust 2021-J3 B3,
2.614%,
06/25/2051 1,342,273
0.1
327,846  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 302,140
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
58,929
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.710%,
03/25/2036 $ 43,745
0.0
23,211
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.356%,
11/25/2036 20,579
0.0
92,365
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 91,162
0.0
2,549,273
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.672%,
07/25/2054 2,614,259
0.1
1,385,118
(2)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.397%,
06/25/2054 1,406,986
0.1
14,673
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 5.798%,
08/25/2035 14,634
0.0
94,568  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 96,385
0.0
568,404
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.089%,
(SOFR30A + 4.214%),
07/25/2039 576,755
0.0
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.639%,
(SOFR30A + 3.764%),
02/25/2040 1,752,820
0.1
262,054  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 117,863
0.0
326,122
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 303,970
0.0
215,817
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 198,262
0.0
965,452
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 937,259
0.0
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,933,031
0.1
4,068,034
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 3,985,463
0.2
308,993
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 4.146%,
(TSFR1M + 0.414%),
04/25/2037 219,959
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
62,557
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.173%,
06/27/2037 $ 55,343
0.0
1,500,000
(1)(2)
EFMT 2025-RM4 A1,
4.750%,
11/25/2055 1,431,567
0.1
723,929
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 722,105
0.0
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.989%, (SOFR30A +
3.114%),
01/25/2040 3,601,458
0.2
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
9.124%, (SOFR30A +
5.250%),
03/25/2042 786,820
0.0
3,045,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.874%, (SOFR30A +
7.000%),
04/25/2042 3,246,646
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.224%, (SOFR30A +
5.350%),
05/25/2043 1,082,525
0.1
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.624%, (SOFR30A +
4.750%),
06/25/2043 1,607,307
0.1
6,400,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.124%, (SOFR30A +
3.250%),
09/25/2043 6,619,075
0.3
3,300,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.674%, (SOFR30A +
2.800%),
03/25/2044 3,419,771
0.2
2,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.074%, (SOFR30A +
2.200%),
05/25/2044 2,527,096
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
5.924%, (SOFR30A +
2.050%),
09/25/2044 1,006,133
0.1
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.824%, (SOFR30A +
1.950%),
02/25/2045 2,013,244
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
253,138
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 $ 31,160
0.0
14,502,978
(3)
Fannie Mae Interest
Strip 427 C13,
3.500%,
03/25/2037 1,507,843
0.1
12,756,783
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 1,781,075
0.1
25,364,623
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 4,876,985
0.2
3,228,601
(3)
Fannie Mae Interest
Strip 429 141, 6.500%,
02/25/2053 646,899
0.0
1,021,906
(3)
Fannie Mae Interest
Strip 429 142, 6.500%,
02/25/2053 198,205
0.0
380,322
(3)
Fannie Mae Interest
Strip 429 143, 6.500%,
02/25/2053 71,874
0.0
233,329
(3)
Fannie Mae Interest
Strip 429 144, 6.500%,
02/25/2053 44,175
0.0
18,126
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 4.511%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 1,467
0.0
35,377
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 2.611%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 1,244
0.0
625,805
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 3.561%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 67,196
0.0
48,601
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 3.061%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 3,692
0.0
37,917
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 2.511%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 2,351
0.0
151,456
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 2.761%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 2,189
0.0
144,175
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
4.289%, (SOFR30A +
0.414%),
03/25/2036 143,181
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
78,613
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 9.575%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 $ 95,133
0.0
221,166
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 2.611%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 18,456
0.0
2,183,811
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 2.411%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 199,763
0.0
1,181,809
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 2.771%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 106,366
0.0
1,081,034
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 1.511%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 67,413
0.0
122,031
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 2.561%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 11,574
0.0
653,478
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 2.761%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 66,218
0.0
93,146
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
4.729%, (SOFR30A +
0.854%),
03/25/2040 93,429
0.0
246,832
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
4.559%, (SOFR30A +
0.684%),
06/25/2041 246,248
0.0
37,489
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
4.539%, (SOFR30A +
0.664%),
02/25/2042 37,278
0.0
1,737,281
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 30,027
0.0
165,648
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 2,611
0.0
1,481,032
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 25,690
0.0
5,141,218
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 2.161%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 557,859
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
272,813
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 $ 5,001
0.0
3,175,822
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 2.161%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 344,248
0.0
6,290,826
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 12,187
0.0
102,925
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 18,532
0.0
62,627
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 877
0.0
1,708,013
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 29,247
0.0
1,084,119
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 204,528
0.0
3,791,328
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 2.211%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 170,467
0.0
809,706
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 104,261
0.0
638,662
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 10,341
0.0
2,391,812
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 142,388
0.0
297,231
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 6,631
0.0
432,743
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 7,601
0.0
628,048
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 27,873
0.0
2,006,551
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 2.161%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 145,677
0.0
5,090,070
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 805,883
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,707,537
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 $ 267,341
0.0
1,417,894
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 257,940
0.0
899,581
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 133,190
0.0
38,396,130
(1)(3)
Fannie Mae REMIC
Trust 2016-
75 SC, 2.111%,
(-1.000*SOFR30A +
5.986%),
10/25/2046 2,825,464
0.1
16,890,385
(1)(3)
Fannie Mae REMIC
Trust 2016-
81 SA, 2.161%,
(-1.000*SOFR30A +
6.036%),
11/25/2046 1,196,683
0.1
10,128,072
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 2.061%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 1,099,452
0.1
17,387,623
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 2.211%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,313,279
0.1
7,268,564
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,676,110
0.1
9,002,954
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 2.111%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 707,414
0.0
7,863,050
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 628,324
0.0
20,339,198
(3)
Fannie Mae REMIC
Trust 2020-33 YI,
4.000%,
05/25/2050 3,599,355
0.2
9,907,501
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,078,669
0.1
10,599,754
(1)(3)
Fannie Mae REMIC
Trust 2020-
47 SH, 2.111%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,257,688
0.1
16,392,638
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 2,415,131
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,298,879
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 $ 1,684,713
0.1
34,165,969
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 6,693,978
0.3
15,896,011
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 2,686,990
0.1
16,808,747
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 3,309,743
0.2
20,951,718
(3)
Fannie Mae REMIC
Trust 2020-94 MI,
4.500%,
04/25/2050 4,799,431
0.2
13,651,621
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,547,200
0.2
16,000,540
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,686,056
0.1
16,574,178
(3)
Fannie Mae REMIC
Trust 2021-23 JI,
3.000%,
04/25/2051 2,676,752
0.1
20,579,481
(3)
Fannie Mae REMIC
Trust 2021-27 EI,
4.500%,
05/25/2051 4,670,449
0.2
15,763,583
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 3,149,533
0.1
42,697,631
(3)
Fannie Mae REMIC
Trust 2021-46 IM,
4.500%,
07/25/2051 11,164,449
0.5
7,641,864
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 1,949,084
0.1
30,347,966
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 5,442,692
0.3
16,064,520
(3)
Fannie Mae REMIC
Trust 2021-74 AI,
3.000%,
11/25/2051 2,676,470
0.1
61,233  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 21,560
0.0
129,774
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 118,261
0.0
518,280
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.925%,
03/25/2048 481,130
0.0
556,916
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 521,596
0.0
3,154,206
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.125%,
07/25/2048 2,928,614
0.1
166,517
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 154,410
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,960,902
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.901%,
10/25/2048 $ 2,926,875
0.1
1,275,653
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 3.999%,
12/25/2049 1,184,774
0.1
1,785,914
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 3.999%,
12/25/2049 1,653,778
0.1
3,049,177
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.184%,
03/25/2050 2,830,704
0.1
2,613,580
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.184%,
03/25/2050 2,408,396
0.1
3,336,733
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.779%,
04/25/2051 2,861,200
0.1
653
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 4.452%,
(-1.000*SOFR30A +
8.436%),
11/15/2030 35
0.0
47,828
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 4.002%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 3,694
0.0
29,528
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 4.302%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 3,049
0.0
119,380
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 3.902%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 11,374
0.0
59,911
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 3.352%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 5,528
0.0
644,302
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 3.052%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 54,001
0.0
147,158
(1)
Freddie Mac REMIC
Trust 2921 PF,
4.448%, (SOFR30A +
0.464%),
01/15/2035 146,029
0.0
105,216
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 2.622%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 6,342
0.0
48,676
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 3.702%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 3,162
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 3.052%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 $ 28,581
0.0
68,925
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 3.102%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 7,676
0.0
90,805
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 93,522
0.0
231,931
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 2.552%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 21,111
0.0
1,672,997
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 2.532%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 152,571
0.0
30,861
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 26,310
0.0
727,400
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 2.502%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 63,080
0.0
957,845
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 2.012%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 82,607
0.0
272,067
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 1.902%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 20,291
0.0
274,219
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 2.052%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 24,050
0.0
112,158
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.702%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 4,456
0.0
309,157
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 42,407
0.0
242,323
(1)
Freddie Mac REMIC
Trust 3740 FB,
4.598%, (SOFR30A +
0.614%),
10/15/2040 240,434
0.0
480,696
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 6,787
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
450,376
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 $ 37,545
0.0
1,641,570
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 24,536
0.0
275,476
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 9,425
0.0
235,575
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 11,017
0.0
8,853,155
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 2.052%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 944,760
0.0
1,246,668
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 184,597
0.0
246,661
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 3,386
0.0
875,124
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 20,170
0.0
1,310,234
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 93,649
0.0
3,046
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 4
0.0
15,509,580
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 2.002%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 1,247,721
0.1
221,404
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 19,058
0.0
1,181,827
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 212,247
0.0
51,007
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 7,806
0.0
805,646
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 45,919
0.0
4,777,539
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 1.902%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 534,209
0.0
1,206,405
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 212,535
0.0
1,193,104
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 176,401
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,035,131
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 $ 1,464,075
0.1
15,197,734
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 2.111%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 1,666,157
0.1
9,420,943
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 2.061%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,240,164
0.1
3,744,498
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 1.952%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 482,195
0.0
11,287,963
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 2.061%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,516,286
0.1
15,159,026
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 2.061%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 2,076,986
0.1
10,277,815
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,132,717
0.1
36,033,917
(3)
Freddie Mac REMIC
Trust 4973 BI, 4.500%,
05/25/2050 8,123,493
0.4
27,011,452
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 5,450,691
0.3
17,563,343
(1)(3)
Freddie Mac
REMIC Trust
5009 TS, 2.211%,
(-1.000*SOFR30A +
6.086%),
09/25/2050 2,302,394
0.1
24,659,579
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 3,661,349
0.2
14,838,779
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,029,386
0.1
22,078,144
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 4,261,011
0.2
7,802,499
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 1,747,942
0.1
11,833,935
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,334,640
0.1
19,620,738
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,217,598
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,935,686
(3)
Freddie Mac REMIC
Trust 5083 IP, 4.000%,
11/25/2048 $ 7,049,759
0.3
11,759,227
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 1,935,625
0.1
13,457,605
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 2,781,854
0.1
9,403,963
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,536,766
0.1
4,402,346
(3)
Freddie Mac REMIC
Trust 5152 GI,
4.500%,
06/25/2048 1,012,426
0.1
17,918,876
(3)
Freddie Mac REMIC
Trust 5214 IO,
2.000%,
03/25/2051 2,336,724
0.1
7,107,241
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,407,235
0.1
39,051,782
(1)
Freddie Mac REMIC
Trust 5502 FD,
5.474%, (SOFR30A +
1.600%),
02/25/2055 39,508,524
1.8
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.274%,
(SOFR30A + 3.400%),
10/25/2041 5,191,691
0.2
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.624%,
(SOFR30A + 3.750%),
12/25/2041 6,234,344
0.3
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.224%,
(SOFR30A + 2.350%),
12/25/2041 5,045,411
0.2
2,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.274%,
(SOFR30A + 3.400%),
01/25/2042 2,866,188
0.1
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 6.374%,
(SOFR30A + 2.500%),
01/25/2042 3,044,337
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.624%,
(SOFR30A + 4.750%),
02/25/2042 2,599,809
0.1
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 8.224%,
(SOFR30A + 4.350%),
04/25/2042 3,543,312
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M2, 10.624%,
(SOFR30A + 6.750%),
06/25/2042 $ 1,945,279
0.1
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 9.624%,
(SOFR30A + 5.750%),
09/25/2042 2,156,261
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.224%,
(SOFR30A + 3.350%),
11/25/2043 2,618,267
0.1
4,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.674%,
(SOFR30A + 1.800%),
08/25/2044 4,027,766
0.2
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.524%,
(SOFR30A + 1.650%),
02/25/2045 2,006,050
0.1
411,558
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 57,922
0.0
234,948
(1)(3)
Freddie Mac Strips
237 S23, 3.002%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 27,083
0.0
309,143
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 45,575
0.0
182,608
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 2,973
0.0
147,639
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 26,418
0.0
6,732,074
(3)
Freddie Mac Strips 390
C3, 3.500%,
11/15/2037 769,286
0.0
7,312,369
(3)
Freddie Mac Strips 400
C8, 6.500%,
05/25/2053 1,199,996
0.1
1,306,511
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.545%,
10/25/2058 1,273,621
0.1
2,132,906
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 2,065,327
0.1
1,714,799
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,671,346
0.1
1,954,079
(1)(2)
GCAT Trust 2024-INV2
B3, 7.269%,
06/25/2054 2,073,798
0.1
1,971,572
(1)(2)
GCAT Trust 2024-INV4
B4, 7.040%,
12/25/2054 1,951,767
0.1
1,988,482
(1)(2)
GCAT Trust 2025-INV2
B3, 7.033%,
05/25/2055 2,093,157
0.1
998,216
(1)(2)
GCAT Trust 2025-INV4
B3, 7.271%,
08/25/2055 1,063,320
0.1
1,500,000
(1)(2)
GCAT Trust 2025-INV5
B3, 6.618%,
12/25/2055 1,522,373
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,217,387
(1)(3)
Ginnie Mae 2007-
59 SC, 2.652%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 $ 219,617
0.0
171,180
(1)(3)
Ginnie Mae 2008-
40 SA, 2.551%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 9,104
0.0
130,627
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 2,451
0.0
241,333
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 6,818
0.0
353,816
(1)(3)
Ginnie Mae 2010-
4 SL, 2.551%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 35,401
0.0
944,829
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 20,536
0.0
75,107
(1)(3)
Ginnie Mae 2011-
101 EI, 6.000%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 13,740
0.0
331,486
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 6,186
0.0
2,383,946
(1)(3)
Ginnie Mae 2011-
25 AS, 2.212%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 173,609
0.0
1,039
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 1
0.0
8,895
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 681
0.0
798,718
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 71,311
0.0
2,029,924
(1)(3)
Ginnie Mae 2013-
103 DS, 2.302%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 216,487
0.0
10,496,671
(1)(3)
Ginnie Mae 2013-
130 SB, 1.063%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 419,195
0.0
3,644,335
(1)(3)
Ginnie Mae 2013-
134 DS, 2.252%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 373,187
0.0
91,047
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 8,633
0.0
277,601
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 11,759
0.0
5,203,960
(1)(3)
Ginnie Mae 2014-
58 SM, 2.251%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 512,074
0.0
1,054,552
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 91,228
0.0
1,116,772
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 133,974
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,708,328
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 $ 8,082
0.0
120,948
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 15,173
0.0
4,414,513
(1)(3)
Ginnie Mae 2016-
66 ES, 2.202%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 504,245
0.0
217,360
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 21,311
0.0
8,640,085
(1)(3)
Ginnie Mae 2018-
125 HS, 2.402%,
(-1.000*TSFR1M +
6.136%),
09/20/2048 948,391
0.0
3,622,326
(1)(3)
Ginnie Mae 2018-
153 SQ, 2.352%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 295,643
0.0
8,940,397
(1)(3)
Ginnie Mae 2018-
93 SJ, 2.352%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 832,619
0.0
109,115
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 21,231
0.0
58,062
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 11,516
0.0
258,225
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 56,992
0.0
8,595,562
(1)(3)
Ginnie Mae 2019-
89 SC, 2.252%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 1,043,590
0.1
17,024,061
(3)
Ginnie Mae 2020-7 EI,
3.500%,
01/20/2050 3,277,865
0.2
19,148,898
(3)
Ginnie Mae 2021-152
ID, 3.000%,
08/20/2051 3,092,947
0.1
34,491,113
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 5,850,198
0.3
18,276,944
(1)(3)
Ginnie Mae 2022-
159 SE, 2.082%,
(-1.000*SOFR30A +
6.000%),
09/20/2052 1,525,237
0.1
14,545,479
(3)
Ginnie Mae 2022-56
IG, 4.500%,
07/20/2050 3,295,383
0.2
17,732,365
(3)
Ginnie Mae 2023-24
ID, 3.500%,
06/20/2050 3,425,569
0.2
8,813,945
(1)
Ginnie Mae 2023-
57 S, 4.911%,
(-1.000*SOFR30A +
13.530%),
04/20/2053 8,464,375
0.4
18,491,408
(3)
Ginnie Mae 2023-70
JI, 5.500%,
06/20/2052 3,479,792
0.2
207,534
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 187,797
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
329,613
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 $ 296,518
0.0
830,177
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 751,214
0.0
2,105,557
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.613%,
05/25/2050 1,881,966
0.1
3,323,867
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.613%,
05/25/2050 2,960,834
0.1
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.012%,
08/25/2049 1,341,404
0.1
50,418
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 47,638
0.0
3,332,257
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.357%,
11/25/2049 3,130,550
0.1
3,446,697
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.357%,
11/25/2049 3,211,269
0.2
400,045
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.970%,
03/25/2050 374,389
0.0
408,027
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.970%,
03/25/2050 381,860
0.0
1,615,511
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.407%,
10/25/2050 1,305,605
0.1
1,535,605
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.645%,
08/25/2051 1,241,391
0.1
3,508,129
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.608%,
09/25/2051 2,943,578
0.1
4,537,788
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.582%,
10/25/2051 3,760,676
0.2
900,919
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.375%,
04/25/2052 764,833
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
903,218
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 $ 759,681
0.0
2,160,071
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,791,174
0.1
1,930,545
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 1,810,338
0.1
2,898,125
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.851%,
04/25/2054 3,021,332
0.1
2,233,809
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.000%,
06/25/2054 2,342,430
0.1
1,451,362
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.095%,
07/25/2054 1,438,751
0.1
1,935,044
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.995%,
08/25/2054 1,929,105
0.1
1,411,512
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 A19, 6.000%,
06/25/2055 1,431,660
0.1
260,050
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.226%, (TSFR1M
+ 0.494%),
09/19/2037 229,211
0.0
469
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
4.706%, (TSFR1M +
0.974%),
08/25/2029 462
0.0
2,788,617
(2)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 2,792,223
0.1
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 2,081,642
0.1
44,618
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.266%, (TSFR1M +
0.534%),
04/25/2046 41,803
0.0
40,881
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.994%,
08/25/2049 38,817
0.0
925,195
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.443%,
08/25/2049 884,645
0.0
2,241,661
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.443%,
08/25/2049 2,137,766
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
943,226
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.605%,
06/25/2049 $ 910,842
0.0
2,257,852
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.147%,
05/25/2052 1,867,458
0.1
817,126
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 688,374
0.0
478,416
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 485,245
0.0
765,125
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.583%,
07/25/2035 738,494
0.0
69,580  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 31,920
0.0
135,565  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 56,543
0.0
389,145  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 127,363
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.565%,
10/25/2029 758,405
0.0
357,863
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.773%,
05/25/2046 343,038
0.0
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.773%,
05/25/2046 1,591,610
0.1
289,382
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 263,971
0.0
677,997
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 611,443
0.0
1,060,490
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.793%,
08/25/2047 999,206
0.1
1,307,357
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
4.746%,
10/26/2048 1,308,024
0.1
458,648
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.779%,
12/25/2048 422,263
0.0
1,295,012
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 1,183,535
0.1
895,971
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.779%,
12/25/2048 724,980
0.0
1,837,805
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.575%,
06/25/2048 1,687,103
0.1
1,862,240
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.698%,
09/25/2048 1,709,211
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
382,501
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.713%,
10/25/2048 $ 354,156
0.0
1,505,225
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 1,357,305
0.1
80,849
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 73,202
0.0
130,323
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 121,851
0.0
3,247,673
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.042%,
01/25/2049 3,020,936
0.1
812,359
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.235%,
02/25/2049 768,688
0.0
130,978
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 122,912
0.0
250,427
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 236,982
0.0
2,437,185
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.448%,
11/25/2049 2,338,527
0.1
59,080
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 54,258
0.0
836,413
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.202%,
02/25/2050 748,292
0.0
306,890
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 277,975
0.0
833,472
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 750,186
0.0
3,310,865
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.925%,
09/25/2049 3,252,383
0.2
192,925
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 175,280
0.0
3,633,444
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.353%,
05/25/2050 3,403,241
0.2
1,298,237
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.682%,
12/25/2049 1,266,999
0.1
1,316,003
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.682%,
12/25/2049 1,281,107
0.1
2,338,904
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.303%,
03/25/2050 2,213,859
0.1
5,444,181
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.303%,
03/25/2050 5,122,456
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
221,004
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 $ 202,115
0.0
30,744
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 30,494
0.0
158,825
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 157,563
0.0
2,922,093
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.831%,
10/25/2051 2,398,594
0.1
2,313,061
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.122%,
08/25/2052 1,903,075
0.1
967,087
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.222%,
05/25/2054 961,519
0.0
1,443,023
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,465,067
0.1
806,213
(1)(2)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 822,556
0.0
502,430
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 506,257
0.0
1,414,312
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.525%,
04/25/2055 1,386,707
0.1
4,383,626
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A9,
5.500%,
06/25/2055 4,402,222
0.2
1,744,960
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.093%,
06/25/2055 1,688,155
0.1
1,759,481
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.095%,
10/25/2054 1,875,903
0.1
2,659,749
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.095%,
10/25/2054 2,778,132
0.1
2,414,867
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.900%,
12/25/2054 2,517,100
0.1
388,391
(1)(2)
JP Morgan Trust
2015-3 B3, 3.568%,
05/25/2045 367,639
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.568%,
05/25/2045 1,039,241
0.1
47,312
(1)
Lehman XS Trust
Series 2005-5N 1A2,
4.206%, (TSFR1M +
0.474%),
11/25/2035 47,338
0.0
1,691,208
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.898%,
07/01/2051 1,393,358
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,634,236
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.314%,
03/25/2052 $ 2,213,104
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,637,771
0.1
883,525
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 4.146%,
(TSFR1M + 0.414%),
08/25/2036 186,163
0.0
978,782
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.094%,
03/25/2054 1,029,262
0.1
982,347
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.970%,
09/25/2054 1,017,231
0.1
207,591
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 206,754
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.224%,
(SOFR30A + 3.350%),
04/25/2034 1,319,144
0.1
133,824
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 125,992
0.0
259,140
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 242,779
0.0
199,342
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 179,556
0.0
1,627,038
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,350,695
0.1
2,500,000
(1)(2)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 2,400,691
0.1
1,838,056
(1)(2)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 1,844,244
0.1
2,003,908
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.717%,
05/25/2051 1,629,030
0.1
2,000,000
(1)(2)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 2,009,234
0.1
960,589
(1)(2)
PMT Loan Trust
2025-J3 A29, 5.500%,
11/27/2056 959,621
0.0
942,357,755
(2)(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 5,456,110
0.3
11,052  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 9,908
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
123,173
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 $ 114,616
0.0
2,034,332
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 1,886,100
0.1
1,423,326
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.470%,
02/25/2050 1,295,428
0.1
2,140,384
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,774,849
0.1
5,045,182
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.793%,
12/25/2051 4,079,583
0.2
786,236
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 682,655
0.0
3,264,846
(2)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 3,296,714
0.2
569,631
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 552,382
0.0
1,081,509
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.605%,
02/25/2047 1,030,214
0.1
968,611
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.166%,
07/25/2048 940,801
0.0
442,451
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.434%,
03/25/2048 426,716
0.0
1,357,538
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.261%,
06/25/2049 1,319,031
0.1
1,283,672
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 1,211,373
0.1
1,740,380
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.706%,
12/25/2049 1,613,294
0.1
1,741,181
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.706%,
12/25/2049 1,606,515
0.1
644,815
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.920%,
03/25/2049 636,067
0.0
124,899
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 117,912
0.0
1,688,409
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.512%,
09/25/2049 1,632,852
0.1
149,403
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 137,113
0.0
1,288,855
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 1,158,975
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,933
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.650%,
05/25/2051 $ 423,760
0.0
1,130,986
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.049%,
07/25/2051 954,146
0.0
999,498
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.944%,
02/25/2052 845,527
0.0
1,727,742
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 1,752,404
0.1
984,889
(2)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 998,947
0.0
1,100,169
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 1,104,835
0.1
1,524,548
(2)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,546,309
0.1
2,118,655
(1)(2)
Sequoia Mortgage Trust
2025-10 A28, 6.000%,
11/25/2055 2,146,182
0.1
2,283,323
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 2,134,539
0.1
1,722,375
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.616%,
10/25/2047 1,616,871
0.1
4,000,000
(1)(2)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 3,974,182
0.2
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,593,894
0.1
16,856
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.547%,
03/25/2035 15,470
0.0
452,358
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 6.774%,
(SOFR30A + 2.900%),
02/25/2034 452,954
0.0
2,318,069
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.214%,
12/25/2051 1,922,063
0.1
47,694,615
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.277%,
01/25/2045 479
0.0
18,450,442
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.001%,
01/25/2045 185
0.0
8,980
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.492%,
10/25/2036 8,373
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,323
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.665%,
10/25/2036 $ 39,421
0.0
225,917
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.002%,
11/25/2036 203,810
0.0
59,161
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.146%,
12/25/2036 56,086
0.0
304,335
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.759%,
03/25/2037 255,373
0.0
409,371
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
5.247%,
07/25/2034 388,146
0.0
82,024
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.444%,
06/25/2034 80,090
0.0
58,785
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.002%,
11/25/2036 53,033
0.0
339,889
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 4.746%,
(TSFR1M + 1.014%),
11/25/2035 309,505
0.0
380,677  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 360,973
0.0
509,325
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 4.446%,
(TSFR1M + 0.714%),
07/25/2036 327,933
0.0
1,422,713
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 4.969%,
(12MTA + 0.940%),
07/25/2046 887,431
0.0
589,284
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.989%,
(12MTA + 0.960%),
08/25/2046 344,035
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
360,336  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 $ 346,654
0.0
77,555  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 67,385
0.0
15,610
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.276%, (TSFR1M
+ 0.544%),
06/25/2037 13,782
0.0
1,143,738
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 1,039,129
0.1
266,667
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
6.767%,
09/25/2036 243,483
0.0
56,169
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.037%,
12/28/2037 50,890
0.0
1,365,350
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.512%,
09/25/2049 966,563
0.0
1,724,354
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.362%,
12/25/2049 1,530,937
0.1
2,525,320
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.138%,
07/25/2050 2,284,932
0.1
1,766,207
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.700%,
12/25/2050 1,353,485
0.1
286,156
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.757%,
08/20/2045 266,814
0.0
Total Collateralized
Mortgage Obligations
(Cost $613,858,093)
590,229,195
27.2
CORPORATE BONDS/NOTES : 21.5%
Basic Materials : 1.6%
1,965,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 1,985,693
0.1
1,881,000
(5)
Albemarle Corp.,
4.650%,
06/01/2027 1,893,500
0.1
1,500,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 1,441,747
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
680,000
(2)
Avient Corp., 6.250%,
11/01/2031 $ 699,357
0.0
405,000
(2)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 427,626
0.0
150,000
(2)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 144,796
0.0
3,005,000
(2)
Capstone Copper Corp.,
6.750%,
03/31/2033 3,121,012
0.1
550,000
(5)
Celanese US Holdings
LLC, 6.750%,
04/15/2033 547,612
0.0
375,000
(2)
Chemours Co., 5.750%,
11/15/2028 365,003
0.0
2,340,000
(2)(5)
Chemours Co., 8.000%,
01/15/2033 2,267,829
0.1
770,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 758,879
0.0
725,000
(2)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 758,195
0.0
255,000
(2)
Commercial Metals Co.,
5.750%,
11/15/2033 260,894
0.0
350,000
(2)
Commercial Metals Co.,
6.000%,
12/15/2035 359,007
0.0
590,000
(2)
Constellium SE,
5.625%,
06/15/2028 590,343
0.0
1,075,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,125,503
0.1
3,175,000
(2)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 3,386,137
0.2
625,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 677,750
0.0
1,328,000
(2)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 1,432,992
0.1
1,704,000  Ecolab, Inc., 4.300%,
06/15/2028 1,723,680
0.1
1,025,000
(1)(2)
GC Treasury Center
Co. Ltd., 7.125%,
12/31/2199 1,046,162
0.1
1,750,000
(1)(2)
Inversiones CMPC SA,
6.700%,
12/09/2057 1,760,824
0.1
1,740,000
(2)
New Gold, Inc., 6.875%,
04/01/2032 1,854,957
0.1
1,650,000
(2)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,762,834
0.1
405,000
(2)
Novelis Corp., 3.875%,
08/15/2031 369,483
0.0
170,000
(2)
Novelis Corp., 4.750%,
01/30/2030 164,417
0.0
455,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 419,016
0.0
700,000
(2)
OCP SA, 6.700%,
03/01/2036 750,638
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
975,000
(2)
OCP SA, 6.750%,
05/02/2034 $ 1,053,926
0.1
315,000  Olin Corp., 5.000%,
02/01/2030 310,015
0.0
982,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 994,363
0.0
1,000,000
(2)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 1,013,030
0.1
540,000
(2)
SPCM SA, 3.125%,
03/15/2027 531,010
0.0
35,998,230
1.6
Communications : 1.3%
540,000
(2)
Arches Buyer, Inc.,
6.125%,
12/01/2028 527,189
0.0
1,180,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,111,763
0.1
895,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 803,873
0.1
675,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 670,037
0.0
690,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 689,452
0.0
205,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 205,442
0.0
550,000
(2)
Cipher Compute LLC,
7.125%,
11/15/2030 560,853
0.0
2,218,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 2,254,781
0.1
3,140,000
(2)
Directv Financing LLC,
8.875%,
02/01/2030 3,180,958
0.2
271,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 272,743
0.0
455,000
(2)
GCI LLC, 4.750%,
10/15/2028 444,170
0.0
725,000
(2)
Gen Digital, Inc.,
6.250%,
04/01/2033 750,695
0.0
475,000
(2)
Gray Media, Inc.,
9.625%,
07/15/2032 493,299
0.0
1,500,000  Lamar Media Corp.,
4.000%,
02/15/2030 1,454,656
0.1
515,000
(2)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 527,410
0.0
810,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 806,597
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,440,000
(2)(5)
Nexstar Media, Inc.,
4.750%,
11/01/2028 $ 2,423,590
0.1
455,000
(2)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 445,312
0.0
1,265,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,272,432
0.1
2,590,000
(2)
Snap, Inc., 6.875%,
03/15/2034 2,668,715
0.1
575,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 561,150
0.0
1,681,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 1,614,311
0.1
550,000
(2)
Versant Media
Group, Inc., 7.250%,
01/30/2031 567,740
0.0
315,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 301,811
0.0
775,000
(2)(5)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 760,907
0.1
200,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 184,800
0.0
600,000
(2)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 595,371
0.0
1,890,000
(2)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 1,971,931
0.1
700,000
(2)
WULF Compute LLC,
7.750%,
10/15/2030 721,706
0.0
28,843,694
1.3
Consumer, Cyclical : 3.1%
540,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 514,908
0.0
810,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 832,414
0.1
525,000
(2)
Acushnet Co., 5.625%,
12/01/2033 532,211
0.0
310,000
(2)(5)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 320,171
0.0
205,000
(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 215,678
0.0
420,000
(2)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 423,851
0.0
335,000
(2)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 336,568
0.0
185,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 174,327
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
420,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 $ 427,706
0.0
350,000
(2)
Allison Transmission,
Inc., 5.875%,
12/01/2033 355,272
0.0
525,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 536,970
0.0
28,333
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 28,388
0.0
2,490,000
(2)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,537,655
0.1
1,928,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 1,935,236
0.1
2,014,000
(5)
American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 1,978,668
0.1
725,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 720,503
0.0
625,000
(2)(5)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 599,934
0.0
2,200,000
(2)(5)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 2,141,060
0.1
610,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 632,037
0.0
560,000
(2)(5)
Cinemark USA, Inc.,
7.000%,
08/01/2032 581,508
0.0
675,000
(2)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 700,372
0.0
1,015,000
(2)
eG Global Finance PLC,
12.000%,
11/30/2028 1,104,322
0.1
1,535,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,523,207
0.1
150,000
(2)
Gap, Inc., 3.625%,
10/01/2029 142,413
0.0
405,000
(2)
Gap, Inc., 3.875%,
10/01/2031 374,816
0.0
465,000
(2)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 494,559
0.0
410,000
(2)
Gates Corp., 6.875%,
07/01/2029 426,289
0.0
3,262,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 3,269,571
0.2
440,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 450,903
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,115,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 $ 1,151,367
0.1
990,000  Home Depot, Inc.,
4.875%,
06/25/2027 1,007,408
0.1
1,993,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 1,960,886
0.1
2,940,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 2,969,084
0.2
1,877,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 1,890,963
0.1
1,892,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 1,916,931
0.1
440,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 441,927
0.0
610,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 610,762
0.0
2,750,000
(2)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 2,785,387
0.1
300,000
(2)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 313,584
0.0
3,086,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 3,065,666
0.2
220,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 199,911
0.0
590,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 597,882
0.0
270,000  MGM Resorts
International, 4.750%,
10/15/2028 269,882
0.0
150,000
(5)
MGM Resorts
International, 6.500%,
04/15/2032 154,635
0.0
440,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 438,984
0.0
135,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 135,242
0.0
525,000
(2)
NCL Corp. Ltd.,
5.875%,
01/15/2031 523,310
0.0
3,315,000
(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 3,396,341
0.2
1,115,000  Newell Brands, Inc.,
6.375%,
09/15/2027 1,124,557
0.1
2,525,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 2,650,866
0.1
1,305,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,315,266
0.1
290,000
(2)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 296,567
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
555,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 $ 580,249
0.0
505,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 449,183
0.0
2,825,000
(2)(5)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 2,753,724
0.1
645,000
(2)(5)
Station Casinos LLC,
4.500%,
02/15/2028 640,051
0.0
420,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 393,628
0.0
100,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 97,572
0.0
1,660,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 1,666,441
0.1
1,174,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 1,178,881
0.1
1,025,000
(2)(5)
Victoria's Secret & Co.,
4.625%,
07/15/2029 994,981
0.1
660,000
(2)
Viking Cruises Ltd.,
5.875%,
10/15/2033 670,529
0.0
150,000
(2)
Viking Cruises Ltd.,
7.000%,
02/15/2029 151,405
0.0
1,000,000
(2)
Voyager Parent LLC,
9.250%,
07/01/2032 1,061,731
0.1
1,900,000
(5)
Warnermedia
Holdings, Inc., 4.279%,
03/15/2032 1,670,233
0.1
925,000
(2)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 946,364
0.1
66,783,897
3.1
Consumer, Non-cyclical : 3.3%
575,000
(2)(5)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 572,387
0.0
355,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 341,399
0.0
915,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 919,845
0.1
390,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 392,825
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
575,000
(2)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 $ 602,460
0.0
615,000
(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 606,951
0.0
3,208,000  Amgen, Inc., 5.150%,
03/02/2028 3,283,710
0.2
255,000
(2)(5)
APi Group DE, Inc.,
4.125%,
07/15/2029 249,146
0.0
285,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 280,319
0.0
100,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 100,548
0.0
2,590,000
(2)(5)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 2,663,653
0.1
440,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 459,800
0.0
1,965,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 1,991,602
0.1
925,000
(2)
Belron UK Finance
PLC, 5.750%,
10/15/2029 945,082
0.1
1,325,000
(2)
Bidvest Group UK PLC,
6.200%,
09/17/2032 1,348,880
0.1
210,000
(2)
Brink's Co., 6.500%,
06/15/2029 217,575
0.0
210,000
(2)
Brink's Co., 6.750%,
06/15/2032 219,847
0.0
1,931,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 1,943,894
0.1
675,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 635,170
0.0
615,000
(2)(5)
Cimpress PLC, 7.375%,
09/15/2032 628,071
0.0
2,835,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 2,968,398
0.2
469,000
(2)
CPI CG, Inc., 10.000%,
07/15/2029 499,242
0.0
185,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 171,288
0.0
745,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 724,933
0.0
250,000
(2)
DaVita, Inc., 6.750%,
07/15/2033 259,418
0.0
1,888,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 1,920,974
0.1
1,504,000  Eli Lilly & Co., 4.550%,
02/12/2028 1,530,900
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,115,000
(2)(5)
Embecta Corp.,
5.000%,
02/15/2030 $ 1,066,651
0.1
700,000
(2)(5)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 737,435
0.0
505,000
(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 528,973
0.0
400,000
(2)
Genmab A/S/Genmab
Finance LLC, 6.250%,
12/15/2032 410,217
0.0
600,000
(2)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 630,751
0.0
2,835,000
(2)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 2,952,309
0.1
575,000
(2)
Herc Holdings, Inc.,
7.000%,
06/15/2030 605,488
0.0
305,000
(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 323,597
0.0
430,000
(2)
Insulet Corp., 6.500%,
04/01/2033 449,873
0.0
675,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 666,230
0.0
1,443,000  Johnson & Johnson,
4.550%,
03/01/2028 1,470,729
0.1
135,000
(2)
LifePoint Health, Inc.,
8.375%,
02/15/2032 146,648
0.0
675,000
(2)
LifePoint Health, Inc.,
10.000%,
06/01/2032 717,750
0.0
1,535,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,544,204
0.1
675,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 738,281
0.0
1,155,000
(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 957,420
0.1
200,000
(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 6.750%,
05/15/2034 180,146
0.0
660,000
(5)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 643,366
0.0
455,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 443,434
0.0
630,000
(2)
Post Holdings, Inc.,
6.250%,
10/15/2034 634,089
0.0
2,565,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 2,593,163
0.1
515,000
(2)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 501,651
0.0
1,988,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 2,013,154
0.1
1,215,000
(2)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,253,128
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,115,000
(2)
Select Medical Corp.,
6.250%,
12/01/2032 $ 1,091,013
0.1
1,115,000  Service Corp.
International, 5.750%,
10/15/2032 1,136,174
0.1
680,000
(2)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 702,499
0.0
1,115,000
(2)(5)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,075,401
0.1
2,080,000  Smith & Nephew PLC,
5.150%,
03/20/2027 2,104,829
0.1
1,212,000  Solventum Corp.,
5.450%,
02/25/2027 1,229,919
0.1
360,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 378,026
0.0
475,000
(2)
Star Parent, Inc.,
9.000%,
10/01/2030 507,518
0.0
1,243,000  Stryker Corp., 3.650%,
03/07/2028 1,237,062
0.1
1,075,000  Stryker Corp., 4.700%,
02/10/2028 1,091,179
0.1
185,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 182,398
0.0
440,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 442,489
0.0
1,250,000
(2)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 1,287,774
0.1
685,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 701,812
0.0
185,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 174,090
0.0
475,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 475,328
0.0
390,000
(2)
United Rentals North
America, Inc., 6.125%,
03/15/2034 406,740
0.0
1,765,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 1,741,510
0.1
985,000
(2)
US Foods, Inc., 5.750%,
04/15/2033 1,004,221
0.1
550,000
(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 582,356
0.0
1,115,000
(2)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,156,371
0.1
4,097,000  Zimmer Biomet
Holdings, Inc., 4.700%,
02/19/2027 4,132,323
0.2
71,528,036
3.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy : 1.8%
340,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 $ 340,225
0.0
430,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 432,872
0.0
575,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 578,742
0.0
530,000
(2)
Civitas Resources, Inc.,
8.750%,
07/01/2031 550,485
0.0
540,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 523,906
0.0
320,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 322,001
0.0
2,420,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 2,538,094
0.1
1,727,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 1,752,832
0.1
185,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 182,648
0.0
320,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 313,388
0.0
555,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 564,160
0.0
1,030,000  Ecopetrol SA, 8.375%,
01/19/2036 1,059,458
0.1
1,589,000  Enbridge, Inc., 4.600%,
06/20/2028 1,607,088
0.1
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,800,900
0.2
2,303,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 2,323,100
0.1
1,875,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,982,449
0.1
285,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 282,544
0.0
305,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 297,562
0.0
305,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 291,126
0.0
1,140,000
(2)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 1,203,651
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,600,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
7.750%,
11/05/2038 $ 1,761,600
0.1
3,289,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 3,229,799
0.2
525,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 530,024
0.0
525,000
(2)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 546,497
0.0
2,540,000
(2)(5)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 2,567,546
0.1
1,015,000
(2)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,035,065
0.1
400,000
(2)
ORLEN SA, 6.000%,
01/30/2035 422,500
0.0
555,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 560,079
0.0
205,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 210,384
0.0
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 747,775
0.1
1,475,000
(2)
Pluspetrol Camisea SA
/ Pluspetrol Lote 56 SA,
6.240%,
07/03/2036 1,569,326
0.1
400,000
(2)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 311,476
0.0
1,000,000
(2)
Raizen Fuels Finance
SA, 6.700%,
02/25/2037 815,000
0.1
130,000
(2)
SM Energy Co.,
7.000%,
08/01/2032 127,881
0.0
1,015,000
(2)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,053,142
0.1
575,000
(2)
Sunoco L.P., 5.875%,
03/15/2034 575,219
0.0
465,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 454,414
0.0
525,000
(2)
Transocean
International Ltd.,
7.875%,
10/15/2032 550,796
0.0
64,762
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 66,186
0.0
620,000
(2)(5)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 597,150
0.0
590,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 597,932
0.0
525,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 522,378
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
555,000
(2)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 $ 568,736
0.0
555,000
(2)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 568,742
0.0
39,936,878
1.8
Financial : 4.9%
265,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 262,915
0.0
505,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 527,962
0.0
240,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 251,316
0.0
660,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 681,078
0.0
540,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 560,584
0.0
235,000
(5)
Ally Financial, Inc.,
6.700%,
02/14/2033 245,843
0.0
1,892,000
(1)
American Express Co.,
5.098%,
02/16/2028 1,914,525
0.1
3,343,000
(1)
American Express Co.,
5.389%,
07/28/2027 3,369,254
0.2
3,543,000  American Tower Corp.,
3.650%,
03/15/2027 3,529,314
0.2
330,000  American Tower Corp.,
5.250%,
07/15/2028 339,415
0.0
261,000  American Tower Corp.,
5.500%,
03/15/2028 268,661
0.0
1,535,000  Aon North America, Inc.,
5.125%,
03/01/2027 1,554,594
0.1
698,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 678,212
0.0
1,950,000
(1)(2)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 2,040,265
0.1
984,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 1,043,502
0.1
3,040,000
(1)
Bank of America Corp.,
1.734%,
07/22/2027 3,001,631
0.1
3,781,000
(1)
Bank of America Corp.,
3.705%,
04/24/2028 3,765,525
0.2
1,938,000
(1)
Bank of America Corp.,
4.376%,
04/27/2028 1,946,243
0.1
1,266,000
(1)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 1,208,044
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,683,000
(1)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 $ 3,623,662
0.2
1,673,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 1,693,616
0.1
420,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 411,215
0.0
2,213,000
(1)(2)
CaixaBank SA, 4.634%,
07/03/2029 2,237,548
0.1
3,172,000
(1)
Capital One Financial
Corp., 1.878%,
11/02/2027 3,113,019
0.1
1,214,795
(2)
CFE Fibra E, 5.875%,
09/23/2040 1,212,335
0.1
2,986,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 2,968,628
0.1
2,011,000
(1)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 1,978,897
0.1
2,765,000
(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,844,352
0.1
290,000
(2)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 321,839
0.0
500,000
(2)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 526,720
0.0
120,000
(2)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 129,037
0.0
1,990,000
(1)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 1,959,617
0.1
1,115,000
(2)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,115,607
0.1
1,045,000
(2)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,033,176
0.1
985,000
(2)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,002,957
0.0
1,976,000
(1)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 1,952,639
0.1
2,019,000
(1)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 2,039,085
0.1
1,889,000
(1)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 1,909,087
0.1
1,891,000
(1)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,929,143
0.1
4,002,000
(1)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 4,066,005
0.2
2,149,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 2,161,142
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
135,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 $ 134,187
0.0
455,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 450,295
0.0
1,877,000
(1)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 1,862,921
0.1
1,612,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 1,632,156
0.1
3,000,000
(1)(2)
MF1 Multi-Family
Housing Mortgage Loan
Trust 2024-FL15 A,
5.422%, (TSFR1M +
1.688%),
08/18/2041 3,007,886
0.1
200,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 187,797
0.0
2,515,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 2,512,219
0.1
1,988,000
(1)
Morgan Stanley,
2.475%,
01/21/2028 1,956,083
0.1
3,407,000
(1)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 3,359,074
0.2
235,000  Navient Corp., 5.000%,
03/15/2027 235,665
0.0
935,000  OneMain Finance
Corp., 5.375%,
11/15/2029 936,137
0.0
505,000  OneMain Finance
Corp., 6.500%,
03/15/2033 511,124
0.0
76,000  OneMain Finance
Corp., 7.125%,
03/15/2026 76,794
0.0
3,450,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 3,577,229
0.2
575,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 592,284
0.0
1,115,000
(2)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 1,164,788
0.1
675,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 635,334
0.0
285,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 297,417
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
625,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 $ 644,913
0.0
1,385,000
(2)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,445,759
0.1
2,602,000
(1)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 2,629,326
0.1
1,159,000
(1)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 1,169,070
0.1
875,000
(1)(2)(5)
Scotiabank Peru SAA,
6.100%,
10/01/2035 909,125
0.0
315,000
(2)(5)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 329,686
0.0
1,666,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 1,688,035
0.1
1,985,000
(1)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,975,261
0.1
515,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 540,684
0.0
1,960,000
(1)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 1,947,620
0.1
1,781,000
(1)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 1,769,847
0.1
105,596,925
4.9
Industrial : 2.3%
440,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 455,556
0.0
1,532,000  AGCO Corp., 5.450%,
03/21/2027 1,553,518
0.1
1,700,000
(2)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,794,824
0.1
1,266,000  Amphenol Corp.,
4.375%,
06/12/2028 1,278,171
0.1
1,075,000
(2)
Amsted Industries, Inc.,
6.375%,
03/15/2033 1,111,465
0.1
615,000
(2)
Arcosa, Inc., 6.875%,
08/15/2032 650,667
0.0
1,600,000
(2)
Bombardier, Inc.,
6.750%,
06/15/2033 1,693,178
0.1
320,000
(2)
Bombardier, Inc.,
7.500%,
02/01/2029 333,909
0.0
895,000
(2)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 928,008
0.0
525,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 523,990
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,282,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 $ 1,297,099
0.1
1,000,000
(1)(2)
Cemex SAB de CV,
7.200%,
12/31/2199 1,043,900
0.1
575,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 600,010
0.0
490,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 505,192
0.0
1,115,000
(2)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,147,273
0.1
175,000
(2)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 178,046
0.0
1,115,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,162,680
0.1
500,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 496,334
0.0
475,000
(2)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 456,216
0.0
1,069,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,087,303
0.1
1,359,000  GATX Corp., 5.400%,
03/15/2027 1,378,887
0.1
505,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 498,397
0.0
305,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 300,142
0.0
220,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 221,026
0.0
235,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 251,790
0.0
660,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 651,987
0.0
2,946,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 2,994,440
0.1
1,589,000  John Deere Capital
Corp. I, 4.250%,
06/05/2028 1,607,691
0.1
1,589,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 1,601,642
0.1
2,035,000
(2)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,079,825
0.1
2,075,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 2,099,291
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,750,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 $ 1,802,776
0.1
2,225,000
(2)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,317,415
0.1
1,612,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 1,656,459
0.1
490,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 487,871
0.0
285,000
(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 289,885
0.0
590,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 554,043
0.0
610,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 652,924
0.0
455,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 418,286
0.0
285,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 275,135
0.0
430,000
(2)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 455,579
0.0
405,000
(2)
Terex Corp., 6.250%,
10/15/2032 415,816
0.0
645,000
(2)
TransDigm, Inc.,
6.000%,
01/15/2033 660,661
0.0
165,000
(2)
TransDigm, Inc.,
6.250%,
01/31/2034 171,303
0.0
1,100,000
(2)
TransDigm, Inc.,
6.375%,
05/31/2033 1,129,488
0.1
370,000
(2)
TransDigm, Inc.,
6.625%,
03/01/2032 385,418
0.0
525,000
(2)
TransDigm, Inc.,
6.750%,
01/31/2034 547,218
0.0
1,896,000  Veralto Corp., 5.500%,
09/18/2026 1,912,673
0.1
1,957,000  Waste Management,
Inc., 4.950%,
07/03/2027 1,990,779
0.1
1,670,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,723,132
0.1
440,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 434,273
0.0
50,263,591
2.3
Sovereign Bonds : 0.1%
1,775,000
(2)
Eagle Funding
Luxco Sarl, 5.500%,
08/17/2030 1,806,950
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 1.4%
860,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 $ 869,258
0.1
540,000
(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 569,527
0.0
1,911,000  Analog Devices, Inc.,
4.250%,
06/15/2028 1,927,147
0.1
1,944,000  Broadcom, Inc.,
4.150%,
02/15/2028 1,951,513
0.1
1,921,000  Broadcom, Inc.,
4.800%,
04/15/2028 1,957,130
0.1
800,000
(2)
CACI International, Inc.,
6.375%,
06/15/2033 828,743
0.1
2,786,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 2,803,266
0.1
3,310,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 3,355,506
0.2
525,000
(2)
Cloud Software
Group, Inc., 6.625%,
08/15/2033 520,630
0.0
2,060,000
(2)(5)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,917,464
0.1
340,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 347,057
0.0
235,000
(2)
Entegris, Inc., 3.625%,
05/01/2029 226,647
0.0
645,000
(2)
Fair Isaac Corp.,
6.000%,
05/15/2033 664,564
0.0
3,173,000  Fiserv, Inc., 5.150%,
03/15/2027 3,207,642
0.2
700,000
(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 731,283
0.0
550,000
(2)
McAfee Corp., 7.375%,
02/15/2030 480,228
0.0
270,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 256,609
0.0
540,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 516,503
0.0
535,000
(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 480,231
0.0
791,000  Synopsys, Inc., 4.650%,
04/01/2028 802,130
0.0
3,325,000
(2)
UKG, Inc., 6.875%,
02/01/2031 3,420,737
0.2
1,763,000  VMware LLC, 3.900%,
08/21/2027 1,764,810
0.1
29,598,625
1.4
Utilities : 1.7%
1,282,000  AES Corp., 5.450%,
06/01/2028 1,312,167
0.1
1,236,900
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,160,150
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
373,404  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 $ 350,234
0.0
2,257,000  Alabama Power Co.,
3.750%,
09/01/2027 2,260,079
0.1
1,015,000
(2)
Alpha Generation LLC,
6.750%,
10/15/2032 1,051,271
0.0
1,856,000  Ameren Corp., 5.700%,
12/01/2026 1,881,943
0.1
2,748,000  Ameren Illinois Co.,
3.800%,
05/15/2028 2,742,639
0.1
320,000
(2)
Calpine Corp., 4.500%,
02/15/2028 320,362
0.0
270,000
(2)
Calpine Corp., 5.000%,
02/01/2031 275,362
0.0
440,000
(2)
Calpine Corp., 5.125%,
03/15/2028 440,700
0.0
1,397,000
(2)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 1,425,505
0.1
1,075,256
(2)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 1,109,981
0.0
1,225,000
(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 1,246,131
0.1
1,700,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 1,748,484
0.1
1,397,000  Eversource Energy,
2.900%,
03/01/2027 1,378,337
0.1
1,105,000  Georgia Power Co.,
5.004%,
02/23/2027 1,119,807
0.1
950,000
(2)
Grupo Energia Bogota
SA ESP, 5.750%,
10/22/2035 944,205
0.0
540,000
(2)
Lightning Power LLC,
7.250%,
08/15/2032 574,515
0.0
2,026,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 2,036,681
0.1
1,696,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 1,715,226
0.1
480,000
(2)
NRG Energy, Inc.,
6.000%,
02/01/2033 490,456
0.0
520,000
(2)
NRG Energy, Inc.,
6.250%,
11/01/2034 534,537
0.0
3,285,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,390,062
0.2
1,890,000  Sempra Energy,
5.400%,
08/01/2026 1,902,450
0.1
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,560,189
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
700,000
(2)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 $ 714,269
0.0
320,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 316,141
0.0
235,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 235,212
0.0
320,000
(2)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 339,087
0.0
1,251,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 1,188,651
0.1
36,764,833
1.7
Total Corporate Bonds/
Notes
(Cost $462,094,564)
467,121,659
21.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 18.1%
5,000,000
(1)(2)
ACRES LLC 2025-FL3
A, 5.353%, (TSFR1M +
1.619%),
08/18/2040 5,010,280
0.2
5,000,000
(1)(2)
ARDN Mortgage Trust
2025-ARCP A, 5.500%,
(TSFR1M + 1.750%),
06/15/2035 5,016,263
0.2
842,839
(1)(2)
AREIT LLC 2023-CRE8
A, 5.847%, (TSFR1M +
2.112%),
08/17/2041 843,193
0.0
5,000,000
(1)(2)
AREIT Ltd. 2025-
CRE10 A, 5.347%,
(TSFR1M + 1.388%),
12/17/2029 4,998,717
0.2
3,500,000
(1)(2)
ARES1 2024-IND2 A,
5.193%, (TSFR1M +
1.443%),
10/15/2034 3,506,459
0.2
1,500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 1,534,380
0.1
1,600,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.409%,
11/10/2029 1,633,874
0.1
3,400,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
5.894%,
11/10/2029 3,475,932
0.2
2,500,000
(1)(2)
BAHA Trust 2024-MAR
A, 5.972%,
12/10/2041 2,590,810
0.1
2,500,000
(1)(2)
BAHA Trust 2024-MAR
B, 6.841%,
12/10/2041 2,620,831
0.1
2,000,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 5.601%,
(TSFR1M + 1.850%),
02/15/2042 2,003,409
0.1
1,000,000
(1)(2)
BAMLL Trust 2025-
ASHF B, 6.101%,
(TSFR1M + 2.350%),
02/15/2042 1,002,118
0.1
685,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 610,970
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.468%,
05/15/2050 $ 84,835
0.0
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 326,681
0.0
8,896,268
(1)(3)
BANK 2019-BN16 XA,
0.927%,
02/15/2052 189,723
0.0
47,846,600
(1)(3)
BANK 2019-BN17 XA,
0.997%,
04/15/2052 1,264,978
0.1
56,777,033
(1)(3)
BANK 2019-BN22 XA,
0.579%,
11/15/2062 1,102,002
0.1
2,500,000
(1)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,487,673
0.1
1,250,000
(1)
BANK5 2025-5YR15
C, 5.806%,
07/15/2058 1,257,459
0.1
1,000,000
(1)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 1,004,337
0.1
1,300,000
(1)
BBCMS Mortgage Trust
2025-5C34 B, 6.542%,
05/15/2058 1,374,942
0.1
1,000,000
(1)
BBCMS Mortgage Trust
2025-5C36 B, 6.187%,
08/15/2058 1,045,566
0.1
9,842,773
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.207%,
07/15/2054 479,936
0.0
2,000,000
(1)(2)
BDS LLC 2024-FL13
A, 5.307%, (TSFR1M +
1.576%),
09/19/2039 2,006,210
0.1
5,000,000
(1)(2)
BDS LLC 2025-FL15
A, 5.131%, (TSFR1M +
1.400%),
03/19/2043 5,007,644
0.2
5,000,000
(1)(2)
BDS LLC 2025-FL16
A, 5.400%, (TSFR1M +
1.400%),
07/19/2043 5,006,258
0.2
566,152
(1)(2)
BDS Ltd. 2021-FL10
A, 5.199%, (TSFR1M +
1.464%),
12/16/2036 566,485
0.0
95,359,577
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.404%,
05/15/2053 844,099
0.0
43,273,452
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.217%,
03/15/2062 1,450,070
0.1
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
0.911%,
03/15/2062 1,117,821
0.1
37,781,293
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.016%,
08/15/2052 929,210
0.0
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 2,115,847
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
1.991%,
03/15/2052 386,384
0.0
950,000
(1)
Benchmark Mortgage
Trust 2020-B16 AM,
2.944%,
02/15/2053 870,016
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
17,278,873
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.129%,
03/15/2054 $ 671,049
0.0
9,590,937
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.237%,
08/15/2054 467,035
0.0
2,000,000
(1)
Benchmark Mortgage
Trust 2025-V16 B,
6.130%,
08/15/2058 2,077,207
0.1
1,000,000
(1)
Benchmark Mortgage
Trust 2025-V17 C,
5.873%,
09/15/2058 1,002,439
0.1
2,000,000  Benchmark Mortgage
Trust 2025-V18 C,
6.139%,
10/15/2058 2,001,245
0.1
1,853,994
(1)(2)
BFLD Mortgage
Trust 2024-WRHS A,
5.242%, (TSFR1M +
1.492%),
07/15/2039 1,856,846
0.1
5,000,000
(1)(2)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.300%,
(TSFR1M + 2.550%),
08/15/2042 5,019,254
0.2
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,326,080
0.1
2,500,000
(1)
BMO Mortgage Trust
2024-5C7 A3, 5.566%,
11/15/2057 2,598,034
0.1
2,000,000  BMO Mortgage Trust
2025-5C10 A3,
5.578%,
05/15/2058 2,084,197
0.1
2,500,000
(1)
BMO Mortgage Trust
2025-5C10 B, 6.445%,
05/15/2058 2,610,726
0.1
4,100,000
(1)(2)
BMP 2024-MF23 C,
5.591%, (TSFR1M +
1.841%),
06/15/2041 4,110,873
0.2
1,000,000
(1)(2)
BSPRT Issuer LLC
2025-FL12 A, 5.122%,
(TSFR1M + 1.386%),
01/17/2043 1,001,531
0.0
2,391,012
(1)(2)
BX 2024-BRVE A,
5.591%, (TSFR1M +
1.841%),
04/15/2041 2,397,232
0.1
4,326,923
(1)(2)
BX 2024-PALM A,
5.291%, (TSFR1M +
1.541%),
06/15/2037 4,334,833
0.2
4,970,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.035%,
(TSFR1M + 2.285%),
10/15/2036 4,967,759
0.2
2,362,829
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 5.512%,
(TSFR1M + 1.761%),
12/09/2040 2,368,671
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,397,950
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.243%,
(TSFR1M + 1.492%),
10/15/2041 $ 2,403,943
0.1
4,680,976
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 5.441%,
(TSFR1M + 1.691%),
08/15/2041 4,696,011
0.2
1,605,318
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.043%,
(TSFR1M + 1.293%),
12/15/2039 1,607,183
0.1
1,974,013
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.291%,
(TSFR1M + 1.541%),
05/15/2034 1,976,360
0.1
1,328,182
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 6.440%,
(TSFR1M + 2.690%),
02/15/2039 1,333,870
0.1
1,856,070
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 A, 5.192%,
(TSFR1M + 1.442%),
02/15/2039 1,859,119
0.1
1,392,053
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 C, 5.941%,
(TSFR1M + 2.191%),
02/15/2039 1,397,579
0.1
4,550,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL5 C, 5.691%,
(TSFR1M + 1.941%),
03/15/2041 4,561,947
0.2
3,000,000
(1)(2)
BX Commercial
Mortgage Trust
2025-JDI A, 5.150%,
(TSFR1M + 1.400%),
11/15/2042 3,007,217
0.1
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 5.865%, (TSFR1M
+ 2.114%),
02/15/2036 3,502,143
0.2
2,767,834
(1)(2)
BX Trust 2021-LBA
EV, 5.865%, (TSFR1M
+ 2.114%),
02/15/2036 2,769,529
0.1
845,329
(1)(2)
BX Trust 2021-RISE
B, 5.114%, (TSFR1M +
1.364%),
11/15/2036 845,080
0.0
927,976
(1)(2)
BX Trust 2021-SDMF
D, 5.251%, (TSFR1M +
1.501%),
09/15/2034 924,975
0.0
1,391,964
(1)(2)
BX Trust 2021-SDMF
E, 5.451%, (TSFR1M +
1.701%),
09/15/2034 1,387,506
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 5.350%, (TSFR1M +
1.600%),
01/15/2039 $ 1,180,197
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.049%, (TSFR1M +
3.299%),
01/15/2039 1,493,703
0.1
1,298,180
(1)(2)
BX Trust 2024-CNYN
C, 5.691%, (TSFR1M +
1.941%),
04/15/2041 1,303,204
0.1
901,514
(1)(2)
BX Trust 2024-CNYN
D, 6.440%, (TSFR1M +
2.690%),
04/15/2041 907,643
0.0
1,500,000
(1)(2)
BX Trust 2024-VLT4
A, 5.242%, (TSFR1M +
1.491%),
06/15/2041 1,501,311
0.1
2,000,000
(1)(2)
BX Trust 2025-DELC
A, 5.507%, (TSFR1M +
1.550%),
12/15/2042 2,005,826
0.1
2,490,288
(1)(2)
BX Trust 2025-ROIC
C, 5.293%, (TSFR1M +
1.543%),
03/15/2030 2,484,759
0.1
2,000,000
(1)(2)
BX Trust 2025-TAIL A,
5.150%, (TSFR1M +
1.400%),
06/15/2035 2,002,797
0.1
5,000,000
(1)(2)
BX Trust 2025-VLT6
C, 5.942%, (TSFR1M +
2.192%),
03/15/2042 4,999,467
0.2
5,000,000
(1)(2)
BX Trust 2025-VOLT
C, 6.100%, (TSFR1M +
2.350%),
12/15/2044 5,020,766
0.2
4,000,000
(1)(2)
Caliun 2024-SUN A,
5.668%, (TSFR1M +
1.891%),
07/15/2041 4,010,894
0.2
1,660,000
(1)
Cantor Commercial
Real Estate Lending
2019-CF1 B, 4.178%,
05/15/2052 1,539,374
0.1
87,873,508
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.110%,
05/15/2052 2,228,529
0.1
31,068,391
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.129%,
11/15/2052 1,025,147
0.1
1,250,000
(1)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,195,370
0.1
6,410,237
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.319%,
08/10/2049 13,245
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.652%,
08/10/2049 28,086
0.0
164,919  Citigroup Commercial
Mortgage Trust 2015-
GC31 A4, 3.762%,
06/10/2048 162,380
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,782,078
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.005%,
08/10/2056 $ 1,053,498
0.1
9,056,725
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.290%,
10/10/2049 18,043
0.0
1,500,000
(1)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,456,444
0.1
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 3,058,348
0.1
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,074,379
0.1
3,441,447
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.783%,
10/05/2030 85
0.0
1,500,000
(1)(2)
CONE Trust 2024-
DFW1 A, 5.392%,
(TSFR1M + 1.642%),
08/15/2041 1,499,743
0.1
2,200,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 1,872,026
0.1
1,500,000
(1)(2)
DBC Mortgage Trust
2025-DBC A, 5.101%,
(TSFR1M + 1.350%),
11/15/2042 1,503,302
0.1
3,650,000
(1)(2)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2040 3,698,908
0.2
2,750,000
(1)(2)
DK Trust 2024-SPBX
D, 6.500%, (TSFR1M +
2.750%),
03/15/2034 2,757,833
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.843%,
01/15/2041 2,058,076
0.1
2,000,000
(2)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 2,012,566
0.1
6,170,001
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 5.365%,
(TSFR1M + 1.614%),
10/15/2038 6,172,363
0.3
1,500,000
(1)(2)
Extended Stay America
Trust 2025-ESH D,
6.350%, (TSFR1M +
2.600%),
10/15/2042 1,513,143
0.1
2,000,000
(1)(2)
Extended Stay America
Trust 2025-ESH E,
7.100%, (TSFR1M +
3.350%),
10/15/2042 2,018,849
0.1
2,500,000
(1)(2)
Fashion Show Mall
LLC 2024-SHOW A,
5.104%,
10/10/2041 2,540,013
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.350%,
(TSFR1M + 2.600%),
12/15/2039 $ 2,516,209
0.1
19,588,980
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.568%,
04/25/2030 1,078,334
0.1
2,414,926
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.978%,
08/25/2036 175,023
0.0
2,000,000
(1)(2)
FS Rialto Issuer LLC
2024-FL9 A, 5.362%,
(TSFR1M + 1.631%),
10/19/2039 2,008,795
0.1
5,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.116%,
(TSFR1M + 1.385%),
08/19/2042 4,999,440
0.2
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.950%,
11/27/2050 4,381,239
0.2
41,028
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 40,627
0.0
210,287
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 204,770
0.0
2,500,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 6.640%,
(TSFR1M + 2.890%),
03/15/2039 2,517,197
0.1
2,500,000
(1)(2)
Greystone CRE Notes
LLC 2025-FL4 A,
5.231%, (TSFR1M +
1.481%),
01/15/2043 2,508,116
0.1
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 469,843
0.0
32,258,771
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.115%,
07/10/2052 1,015,146
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 617,738
0.0
80,176,453
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.800%,
11/10/2052 1,957,007
0.1
1,800,000
(1)(2)
GSJP Trust 2025-
BEDS A, 5.261%,
(TSFR1M + 1.500%),
12/15/2042 1,803,495
0.1
5,000,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 5.876%,
07/15/2029 5,153,492
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 5.392%,
(TSFR1M + 1.642%),
06/15/2041 $ 1,003,107
0.1
5,300,000
(1)(2)
HTL Commercial
Mortgage Trust
2024-T53 A, 5.876%,
05/10/2039 5,367,666
0.3
4,000,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY D,
6.600%, (TSFR1M +
2.850%),
03/15/2042 4,019,919
0.2
3,250,000
(1)(2)
IP Mortgage Trust
2025-IP A, 5.250%,
06/10/2042 3,310,942
0.2
5,000,000
(1)(2)
IRV Trust 2025-200P
B, 5.440%,
03/14/2047 5,062,038
0.2
3,002,793
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 5.958%,
(TSFR1M + 2.207%),
07/15/2036 2,339,551
0.1
750,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 AS, 3.144%,
08/15/2049 733,952
0.0
2,000,000
(1)(2)
KIND Commercial
Mortgage Trust 2024-1
A, 5.640%, (TSFR1M +
1.890%),
08/15/2041 2,004,316
0.1
4,854,537
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 5.792%,
(TSFR1M + 2.042%),
12/15/2039 4,857,352
0.2
1,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH A, 5.344%,
(TSFR1M + 1.594%),
12/15/2042 1,002,939
0.1
2,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.121%, (TSFR1M +
1.385%),
08/17/2042 2,001,613
0.1
9,111,675
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.869%,
03/10/2050 40,265
0.0
1,224,652
(1)(2)
MCR Mortgage Trust
2024-HTL D, 7.656%,
(TSFR1M + 3.905%),
02/15/2037 1,228,208
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.342%,
(TSFR1M + 1.592%),
05/15/2041 997,589
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000
(1)(2)
MF1 LLC 2024-FL14
A, 5.468%, (TSFR1M +
1.737%),
03/19/2039 $ 4,011,250
0.2
3,000,000
(1)(2)
MF1 LLC 2025-FL17
A, 5.054%, (TSFR1M +
1.320%),
02/18/2040 2,995,811
0.1
4,250,000
(1)(2)
MF1 LLC 2025-FL20
A, 5.184%, (TSFR1M +
1.450%),
02/18/2043 4,261,945
0.2
2,560,000
(1)(2)
MHP 2022-MHIL E,
6.361%, (TSFR1M +
2.611%),
01/15/2039 2,559,353
0.1
1,500,000
(1)(2)
MHP Commercial
Mortgage Trust 2025-
MHIL2 D, 6.400%,
(TSFR1M + 2.650%),
09/15/2040 1,503,965
0.1
13,989,365
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.761%,
11/15/2052 130,256
0.0
30,127,067
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.846%,
12/15/2050 393,252
0.0
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.793%,
10/15/2051 1,143,394
0.1
20,678,827
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.141%,
06/15/2054 736,803
0.0
1,650,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.157%,
(TSFR1M + 1.397%),
03/15/2039 1,649,666
0.1
3,000,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR B, 4.648%,
11/05/2041 2,990,249
0.1
3,000,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP A, 4.963%,
(TSFR1M + 1.213%),
02/15/2042 2,977,254
0.1
1,500,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP C, 5.642%,
(TSFR1M + 1.892%),
02/15/2042 1,497,120
0.1
5,000,000
(1)(2)
ORL Trust 2024-GLKS
C, 6.042%, (TSFR1M +
2.291%),
12/15/2039 5,023,540
0.2
2,000,000
(1)(2)
PENN Commercial
Mortgage Trust 2025-
P11 B, 5.927%,
08/10/2042 2,063,449
0.1
1,062,575
(1)(2)
PFP Ltd. 2024-11 A,
5.610%, (TSFR1M +
1.832%),
09/17/2039 1,065,927
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 $ 12,432,660
0.6
1,000,000
(1)(2)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 999,493
0.0
1,000,000
(1)(2)
PRM Trust 2025-PRM6
C, 5.008%,
07/05/2033 1,000,765
0.0
2,000,000
(1)(2)
PRM Trust 2025-PRM6
D, 5.677%,
07/05/2033 2,006,314
0.1
2,000,000
(1)(2)
PRM7 Trust 2025-
PRM7 D, 5.661%,
11/10/2042 1,994,471
0.1
5,000,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.326%,
11/08/2049 4,850,706
0.2
8,030,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.179%,
03/01/2050 7,675,012
0.4
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,546,169
0.1
2,700,000
(1)(2)
SCG Trust 2025-SNIP
A, 5.250%, (TSFR1M +
1.500%),
09/15/2042 2,708,354
0.1
2,500,000
(1)(2)
SHR Trust 2024-LXRY
A, 5.700%, (TSFR1M +
1.950%),
10/15/2041 2,509,239
0.1
3,000,000
(1)(2)
SMRT 2022-MINI E,
6.451%, (TSFR1M +
2.700%),
01/15/2039 2,987,343
0.1
1,800,000
(1)(2)
STWD LLC 2025-FL4
AS, 5.431%, (TSFR1M
+ 1.700%),
11/19/2042 1,802,809
0.1
1,000,000
(1)(2)
STWD LLC 2025-FL4
B, 5.681%, (TSFR1M +
1.950%),
11/19/2042 1,000,936
0.0
2,500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.592%,
(TSFR1M + 1.842%),
02/15/2042 2,482,235
0.1
2,500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 5.842%,
(TSFR1M + 2.092%),
02/15/2042 2,481,146
0.1
4,418,311
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 4,475,557
0.2
21,153,073
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.516%,
04/15/2052 746,770
0.0
3,000,000
(1)(2)
VTR Commercial
Mortgage Trust 2025-
STEM A, 5.034%,
10/13/2039 3,010,490
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,220,000  Wells Fargo
Commercial Mortgage
Trust 2016-C37 A5,
3.794%,
12/15/2049 $ 2,211,218
0.1
1,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 962,293
0.0
2,588,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 2,534,151
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,707,732
0.1
18,719,575
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.483%,
04/15/2054 1,050,852
0.1
2,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2025-5C4 B,
6.394%,
05/15/2058 2,102,198
0.1
2,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2025-5C5 C,
6.014%,
07/15/2058 2,022,679
0.1
5,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
5.100%, (TSFR1M +
1.350%),
08/15/2042 5,004,815
0.2
2,500,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
5.834%,
03/15/2038 2,512,600
0.1
5,000,000
(1)(2)
WHARF Commercial
Mortgage Trust
2025-DC A, 5.349%,
07/15/2040 5,143,280
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $389,494,868)
392,724,651
18.1
ASSET-BACKED SECURITIES : 10.9%
Home Equity Asset-Backed Securities : 0.7%
1,586,222
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,296,882
0.1
2,737,870
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,113,235
0.1
263,045
(1)
GSAA Home Equity
Trust 2006-3 A3,
4.446%, (TSFR1M +
0.714%),
03/25/2036 126,977
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
1,718,430
(1)
GSAA Home Equity
Trust 2006-4 4A3,
4.100%,
03/25/2036 $ 1,018,349
0.1
768,284
(1)
GSAA Home Equity
Trust 2007-1 1A1,
4.006%, (TSFR1M +
0.274%),
02/25/2037 212,371
0.0
751,760
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 261,520
0.0
653,029
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 367,419
0.0
289,669
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.306%,
(TSFR1M + 0.574%),
02/25/2037 264,695
0.0
2,529,969
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.318%,
02/25/2035 2,236,989
0.1
898,883
(2)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 900,664
0.0
2,921,130
(2)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 2,934,835
0.1
3,462,323
(2)
Unlock HEA Trust
2025-2 A, 6.000%,
11/25/2041 3,455,185
0.2
15,189,121
0.7
Other Asset-Backed Securities : 9.5%
2,950,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.534%,
(TSFR3M + 2.650%),
04/20/2038 2,933,147
0.1
1,500,000
(1)(2)
AMMC CLO 25 Ltd.
2022-25A CR2,
5.855%, (TSFR3M +
1.950%),
10/15/2038 1,503,924
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.196%, (TSFR3M +
2.312%),
10/20/2030 2,704,857
0.1
1,800,000
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 1,815,287
0.1
151,513
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 148,235
0.0
1,312,813
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.215%, (TSFR1M +
1.464%),
11/15/2036 1,312,928
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 6.765%, (TSFR1M +
3.014%),
11/15/2036 $ 500,549
0.0
3,600,000
(1)(2)
Bain Capital CLO Ltd.
2024-1A C, 6.294%,
(TSFR3M + 2.400%),
04/16/2037 3,611,642
0.2
1,030,000
(1)(2)
Bain Capital Credit CLO
Ltd. 2017-2A CR3,
6.058%, (TSFR3M +
2.200%),
07/25/2037 1,034,922
0.1
3,500,000
(1)(2)
Ballyrock Clo 29 Ltd.
2025-29A B, 5.808%,
(TSFR3M + 1.950%),
07/25/2038 3,508,897
0.2
7,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-
5BA CR, 6.034%,
(TSFR3M + 2.150%),
07/20/2037 7,021,070
0.3
3,050,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A D2,
7.607%, (TSFR3M +
3.750%),
04/22/2038 3,054,157
0.1
1,600,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 5.857%,
(TSFR3M + 2.000%),
10/22/2037 1,605,461
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 6.069%,
(TSFR3M + 2.212%),
10/22/2030 1,002,880
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 6.220%, (TSFR3M
+ 2.362%),
07/25/2034 2,003,000
0.1
798,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 807,819
0.0
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A CR,
5.855%, (TSFR3M +
1.950%),
10/15/2031 750,712
0.0
4,100,000
(1)(2)
Carlyle US CLO Ltd.
2019-3A BRR, 6.484%,
(TSFR3M + 2.600%),
04/20/2037 4,114,842
0.2
4,600,000
(1)(2)
CARLYLE US CLO Ltd.
2017-3A CR2, 5.870%,
(TSFR3M + 2.000%),
10/21/2037 4,610,897
0.2
3,300,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 5.984%, (TSFR3M
+ 2.100%),
01/20/2038 3,311,543
0.2
4,300,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
5.732%, (TSFR3M +
1.850%),
01/17/2038 4,302,292
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,600,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.070%,
(TSFR3M + 2.200%),
07/21/2037 $ 2,609,940
0.1
5,000,000
(1)(2)
Crown City CLO V
2023-5A BR, 6.484%,
(TSFR3M + 2.600%),
04/20/2037 5,019,925
0.2
505,189
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 4.551%,
(TSFR1M + 0.819%),
09/25/2035 500,952
0.0
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 7.016%,
(TSFR3M + 3.112%),
10/15/2030 3,008,754
0.1
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
6.713%, (TSFR3M +
2.862%),
11/15/2028 2,761,704
0.1
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 6.066%,
(TSFR3M + 2.162%),
04/15/2031 1,755,015
0.1
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
5.966%, (TSFR3M +
2.062%),
04/15/2034 4,997,630
0.2
2,100,000
(1)(2)
Flatiron CLO 23 LLC
2023-1A CR, 5.682%,
(TSFR3M + 1.800%),
04/17/2036 2,104,635
0.1
973,627
(1)(2)
FS Rialto 2021-FL3 A,
5.099%, (TSFR1M +
1.364%),
11/16/2036 972,572
0.1
3,570,000
(1)(2)
Invesco CLO Ltd.
2021-3A BR, 5.357%,
(TSFR3M + 1.500%),
10/22/2034 3,574,552
0.2
5,650,000
(1)(2)
Invesco US CLO Ltd.
2023-1A CR, 6.257%,
(TSFR3M + 2.400%),
04/22/2037 5,667,165
0.3
768,642
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 703,617
0.0
3,150,000
(1)(2)
KKR Clo 33 Ltd. 33A
BR, 5.513%, (TSFR3M
+ 1.600%),
07/20/2034 3,158,269
0.2
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 5.996%, (TSFR3M
+ 2.112%),
04/20/2031 1,353,883
0.1
39,388
(1)(2)
LCM XXIV Ltd. 24A
CR, 6.046%, (TSFR3M
+ 2.162%),
03/20/2030 39,431
0.0
704,428
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 624,274
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,000,000
(1)(2)
Magnetite XLVII Ltd.
2024-47A C, 5.708%,
(TSFR3M + 1.850%),
01/25/2038 $ 4,012,008
0.2
3,000,000
(1)(2)
MF1 Ltd. 2021-FL7
AS, 5.299%, (TSFR1M
+ 1.564%),
10/16/2036 2,998,744
0.1
1,131,163
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,033,385
0.1
333,091
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 314,670
0.0
1,498,207
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 1,409,978
0.1
421,782
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 385,125
0.0
740,345
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 701,444
0.0
367,200
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 327,443
0.0
1,107,397
(2)
Mosaic Solar Loan Trust
2021-2A B, 2.090%,
04/22/2047 866,994
0.0
5,139,256
(2)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 5,029,871
0.2
798,435
(2)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 801,523
0.0
567,361
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 537,381
0.0
3,600,000
(1)(2)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 7.605%,
(TSFR3M + 3.700%),
04/15/2039 3,575,333
0.2
2,625,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR2,
5.984%, (TSFR3M +
2.100%),
10/19/2038 2,635,180
0.1
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR2,
5.894%, (TSFR3M +
2.000%),
04/16/2039 2,309,964
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A CR,
5.594%, (TSFR3M +
1.700%),
10/16/2035 4,755,633
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,000,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A CR, 5.768%,
(TSFR3M + 1.850%),
10/20/2038 $ 1,001,550
0.1
2,150,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.384%,
(TSFR3M + 2.500%),
04/20/2037 2,157,867
0.1
3,880,000
(1)(2)
OCP CLO Ltd. 2020-
8RA CR2, 5.682%,
(TSFR3M + 1.800%),
10/17/2038 3,894,131
0.2
2,500,000
(1)(2)
Octagon 64 Ltd.
2022-1A CR, 5.820%,
(TSFR3M + 1.950%),
07/21/2037 2,497,820
0.1
3,000,000
(1)(2)
Octagon 75 Ltd.
2025-1A D1, 6.457%,
(TSFR3M + 2.600%),
01/22/2038 3,005,406
0.1
7,000,000
(1)(2)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 5.955%,
(TSFR3M + 2.050%),
10/31/2037 7,024,423
0.3
2,450,000
(1)(2)
Octagon Investment
Partners 50 Ltd. 2020-
4A BR2, 5.455%,
(TSFR3M + 1.550%),
01/15/2035 2,452,232
0.1
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A CR,
5.834%, (TSFR3M +
1.950%),
10/19/2037 1,504,782
0.1
605,550
(2)
Pagaya AI Debt Grantor
Trust 2024-10 B,
5.750%,
06/15/2032 609,644
0.0
3,150,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 7.952%, (TSFR3M +
4.100%),
02/15/2033 3,131,976
0.1
3,000,000
(1)(2)
Peebles Park CLO Ltd.
2024-1A C, 6.270%,
(TSFR3M + 2.400%),
04/21/2037 3,011,850
0.1
6,000,000
(1)(2)
PPM CLO 5 Ltd.
2021-5A BR, 5.518%,
(TSFR3M + 1.700%),
10/18/2034 6,004,920
0.3
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 5.871%,
(TSFR3M + 2.012%),
04/23/2034 1,602,630
0.1
6,344,483
(2)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 6,504,695
0.3
2,210,625
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 2,285,386
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 6.316%,
(TSFR3M + 2.412%),
01/15/2032 $ 3,274,045
0.2
1,846,000
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,827,949
0.1
1,000,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.371%, (TSFR3M +
2.512%),
10/23/2031 1,001,294
0.1
5,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A B1R,
5.505%, (TSFR3M +
1.600%),
04/25/2034 5,104,034
0.2
4,108,500
(2)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 4,083,541
0.2
759,623
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 735,231
0.0
2,700,552
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,394,021
0.1
1,516,176
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,478,765
0.1
3,106,770
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 2,998,057
0.1
5,238,808
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 5,078,464
0.2
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,889,570
0.3
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 5.996%,
(TSFR3M + 2.112%),
04/20/2031 1,502,250
0.1
1,700,000
(1)(2)
Wind River CLO Ltd.
2021-2A BR, 5.484%,
(TSFR3M + 1.600%),
07/20/2034 1,701,062
0.1
206,963,650
9.5
Student Loan Asset-Backed Securities : 0.7%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 55,189
0.0
434,092
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 374,144
0.0
308,971
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 307,909
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 $ 3,481,922
0.2
808,639
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 803,948
0.0
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,892,087
0.1
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,729,700
0.1
1,000,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 972,257
0.1
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,691,364
0.2
14,308,520
0.7
Total Asset-Backed
Securities
(Cost $240,155,965)
236,461,291
10.9
BANK LOANS : 7.0%
Auto Components : 0.1%
283,503  American Axle &
Manufacturing Inc.,
New Tranche B
Term Loan, 7.060%,
(TSFR3M+3.000%),
12/12/2029 285,156
0.0
501,862  Holley Purchaser,
Inc., Initial Term
Loan, 7.581%,
(TSFR1M+3.750%),
11/17/2028 501,130
0.1
394,694  RC Buyer Inc., First
Lien Initial Term
Loan, 7.331%,
(TSFR1M+3.614%),
07/28/2028 393,708
0.0
1,179,994
0.1
Basic Materials : 0.1%
140,000  A-AP Buyer, Inc., Initial
Term Loan, 6.466%,
09/09/2031 140,700
0.0
392,097  A-AP Buyer, Inc., Initial
Term Loan, 6.466%,
(TSFR1M+2.750%),
09/09/2031 394,058
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Basic Materials: (continued)
582,075  Covia Holdings
Corporation, 2025
Refinancing Term
Loan, 6.706%,
(TSFR1M+2.750%),
02/26/2032 $ 580,620
0.1
126,441  Ineos Finance PLC,
2030 Dollar Term
Loans, 6.966%,
(TSFR1M+3.250%),
02/18/2030 102,892
0.0
487,500  Ineos US Petrochem
LLC, 2030 Tranche
B Dollar Term
Loan, 7.566%,
(TSFR1M+3.850%),
03/14/2030 333,937
0.0
377,924  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 6.870%,
(TSFR3M+3.000%),
10/09/2031 379,656
0.0
495,000  Qnity Electronics, Inc.,
Term Loan B, 5.698%,
(TSFR6M+2.000%),
11/01/2032 497,887
0.0
305,000  Solstice Advanced
Materials Inc., Term
B Loan, 5.593%,
(TSFR3M+1.750%),
10/29/2032 307,097
0.0
41,647
(6)(7)
USALCO LLC, 2025
Delayed Draw Term
Loan,
09/30/2031 41,868
0.0
400,186  USALCO LLC,
2025 Initial Term
Loan, 7.216%,
(TSFR1M+3.500%),
09/30/2031 402,312
0.0
3,181,027
0.1
Building & Development : 0.0%
463,495  Cornerstone Building
Brands Inc., New
Term Loan B, 7.100%,
(TSFR1M+3.250%),
04/12/2028 368,189
0.0
142,842  Standard Industries
Inc., Initial Term
Loan, 5.484%,
(TSFR1M+2.250%),
09/22/2028 143,675
0.0
511,864
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Business Equipment & Services : 0.1%
610,786  Ensono LP, First
Lien Initial Term
Loan, 7.831%,
(TSFR1M+4.114%),
05/26/2028 $ 611,168
0.0
769,630  Open Text Corporation,
2024-A Replacement
Term Loan, 5.466%,
(TSFR1M+1.750%),
01/31/2030 771,117
0.1
1,382,285
0.1
Chemicals & Plastics : 0.0%
467,142  Herens Holdco
Sarl, Facility B USD
Loans, 7.697%,
(TSFR3M+4.025%),
07/03/2028 410,987
0.0
185,198  Ineos US Finance
LLC, 2028 Dollar
Term Loan, 6.316%,
(TSFR1M+2.600%),
11/08/2028 166,292
0.0
577,279
0.0
Communications : 0.4%
350,000  AP Core Holdings
II LLC, Term B-2
Loans, 9.331%,
(TSFR1M+5.614%),
09/01/2027 350,219
0.0
598,747  Arches Buyer Inc.,
Refinancing Term
Loan, 7.066%,
(TSFR1M+3.350%),
12/06/2027 600,712
0.1
483,150  Cablevision Lightpath
LLC, 2025 Refinancing
Term Loan, 6.750%,
(TSFR1M+3.000%),
11/30/2027 484,660
0.0
475,576  Cengage Learning
Inc, 2024 Refinancing
Term Loans, 7.227%,
(TSFR1M+3.500%),
03/22/2031 478,185
0.0
578,265  Charter
Communications
Operating LLC, Term
Loan B5, 6.235%,
(TSFR3M+2.250%),
12/15/2031 579,250
0.1
247,489  CMG Media
Corporation (f/k/a Terrier
Media Buyer Inc),
Term Facility, 7.272%,
(TSFR3M+3.600%),
06/18/2029 231,808
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
491,288  CNT Holdings I Corp,
2025 Replacement
Term Loans, 6.090%,
(TSFR3M+2.250%),
11/08/2032 $ 492,959
0.0
134,054  Connect US Finco
LLC, Amendment No.
4 Term Loan, 8.216%,
(TSFR1M+4.500%),
09/27/2029 134,068
0.0
292,050  Crown Subsea
Communications
Holding Inc., 2025
Term Loan, 5.966%,
(TSFR1M+2.250%),
01/30/2031 294,642
0.0
371,522  Dotdash Meredith, Inc.,
Term B-2 Loan, 7.373%,
(TSFR1M+3.500%),
06/17/2032 341,278
0.0
346,413  Gogo Intermediate
Holdings LLC, Initial
Term Loan, 7.780%,
(TSFR1M+3.865%),
04/30/2028 317,293
0.0
272,250  GoodRX Inc., 2024
Term Loan, 7.466%,
(TSFR1M+3.750%),
07/10/2029 273,015
0.0
710  Lumen Technologies,
Inc., Term B-1
Loan, 6.181%,
(TSFR1M+2.460%),
04/16/2029 707
0.0
710  Lumen Technologies,
Inc., Term B-2
Loan, 6.181%,
(TSFR1M+2.460%),
04/15/2030 707
0.0
585,633  Magnite Inc.,
Amendment 2 Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
02/06/2031 585,267
0.1
255,729  McGraw-Hill Education
Inc., Term Loan B
(2025), 6.466%,
(TSFR1M+2.850%),
08/06/2031 258,195
0.0
498,286  MH Sub I LLC, 2023
May New Term
Loans, 8.252%,
(TSFR3M+4.250%),
05/03/2028 464,652
0.0
627,196  Proofpoint Inc., 2025-B
Incremental Term Loan,
6.672%,
08/31/2028 630,881
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
146,619  Sinclair Television
Group Inc., Term
B-7 Loans, 8.116%,
(TSFR1M+4.200%),
12/31/2030 $ 133,057
0.0
375,000  Sunrise HoldCo III BV
(f/k/a UPC Broadband
Holding BV), Facility
AAA1, 6.426%,
(TSFR3M+2.500%),
02/15/2032 376,933
0.0
509,901  TripAdvisor Inc., Initial
Term B Loan, 6.466%,
(TSFR1M+2.750%),
07/08/2031 493,648
0.0
320,335  Zayo Group Holdings
Inc., Dollar Term
Loan, 6.831%,
(TSFR1M+3.115%),
03/11/2030 304,861
0.0
7,826,997
0.4
Consumer, Cyclical : 1.2%
490,000  84 Lumber Company,
2023 Term B-1
Loan, 5.966%,
(TSFR1M+2.250%),
11/29/2030 493,062
0.0
648,707  ABG Intermediate
Holdings 2 LLC,
2024-1 Refinancing
Term Loan, 5.966%,
(TSFR1M+2.250%),
12/21/2028 650,735
0.0
450,464  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
2025 Refinancing
Term B, 6.873%,
(TSFR1M+3.000%),
07/31/2028 451,997
0.0
395,000
(6)
Allison Transmission
Inc., Term Loan B,
11/05/2032 397,469
0.0
531,713  Alterra Mountain
Company, Facility B9
Term Loan, 6.216%,
(TSFR1M+2.500%),
08/17/2028 535,036
0.0
66,577  American Airlines
Inc., Repriced Term
Loan, 6.134%,
(TSFR3M+2.250%),
04/20/2028 66,777
0.0
110,000
(6)
American Axle &
Manufacturing Inc.,
Tranche C Term Loan,
02/24/2032 110,229
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
448,168  American Greetings
Corporation, Tranche
C Term Loan, 9.466%,
(TSFR1M+5.750%),
10/30/2029 $ 445,647
0.0
282,272  Aramark Services Inc.,
U.S. Term B-10 Loan,
5.471%,
06/22/2030 284,124
0.0
345,684  Autokiniton US Holdings
Inc., 2024 Replacement
Term B Loan, 7.831%,
(TSFR1M+4.114%),
04/06/2028 343,199
0.0
695,000  Boots Group Finco LP,
Closing Date Dollar
Term Loan, 7.206%,
(TSFR3M+3.500%),
08/30/2032 699,634
0.1
79,397  Burlington Coat Factory
Warehouse Corp,
Term Loan B, 5.466%,
(TSFR1M+1.750%),
09/24/2031 79,645
0.0
757,765  Cinemark USA Inc.,
Term Loan, 5.922%,
(TSFR3M+2.250%),
05/24/2030 759,470
0.1
294,746  City Football Group
Limited, Term
Loan, 6.934%,
(TSFR3M+3.262%),
07/21/2030 295,115
0.0
818,658  Clarios Global LP, 2024
Term Loan B, 6.216%,
(TSFR1M+2.500%),
05/06/2030 821,831
0.1
109,725  Clarios Global LP,
Amendment No 6 Dollar
Term Loan, 6.466%,
(TSFR1M+2.750%),
01/28/2032 110,136
0.0
430,482  Core & Main LP,
Tranche D Term
Loan, 5.690%,
(TSFR2M+2.000%),
07/27/2028 432,365
0.0
638,566  Crown Finance US Inc.,
Term Loan B, 8.343%,
(TSFR1M+4.500%),
12/02/2031 631,183
0.0
437,181  Dealer Tire Financial
LLC, Term Loan
B5, 6.716%,
(TSFR1M+3.000%),
07/02/2031 438,274
0.0
148,875  Dk Crown Holdings Inc.,
Term B Loans, 5.534%,
(TSFR1M+1.750%),
03/04/2032 149,136
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
283,575  EOC Borrower LLC,
Term B Loans, 6.716%,
(TSFR1M+3.000%),
03/24/2032 $ 285,480
0.0
592,286  Flutter Entertainment
Public Limited
Company, 2024 Term
Loan B, 5.422%,
(TSFR3M+1.750%),
11/30/2030 591,361
0.0
849,386  Flynn Restaurant
Group LP, Series 2025
Term Loans, 7.466%,
(TSFR1M+3.750%),
01/28/2032 854,031
0.1
220,000  Formula One
Management Limited,
Term Loan B1, 5.422%,
(TSFR3M+2.000%),
09/30/2031 220,550
0.0
572,750  Gates Corporation,
Inital B-5 Dollar
Term Loan, 5.466%,
(TSFR1M+1.750%),
06/04/2031 574,937
0.0
553,014  Golden State Foods
LLC, Initial Term
Loans, 8.002%,
(TSFR3M+4.000%),
12/04/2031 556,989
0.0
867,822  Great Outdoors
Group LLC, Term
B-3 Loan, 6.966%,
(TSFR1M+3.250%),
01/23/2032 874,060
0.1
188,100  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.322%,
(TSFR3M+3.500%),
02/13/2030 188,923
0.0
240,000  Hni Corporation, Term
Loan B, 5.772%,
11/22/2032 241,450
0.0
306,900  Hunter Douglas Holding
BV, Tranche B-1
Term Loan, 6.672%,
(TSFR3M+3.250%),
01/17/2032 309,106
0.0
1,097,250  IRB Holding Corp,
2025 Replacement
Term B Loan, 6.216%,
12/16/2030 1,100,984
0.1
213,388  J&J Ventures Gaming
LLC, 2025 Term
Loans, 7.216%,
(TSFR1M+3.500%),
04/26/2030 212,154
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
355,000  Kingpin Intermediate
Holdings LLC, 2025
1st Lien TLB, 6.966%,
(TSFR1M+3.250%),
09/22/2032 $ 348,787
0.0
334,163  LBM Acquisition
LLC, Amendment
No 4 Incremental
Term loan, 8.734%,
(TSFR1M+5.000%),
06/06/2031 334,528
0.0
350,563  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 6.716%,
(TSFR1M+3.000%),
05/01/2031 351,768
0.0
679,179  Light and Wonder
International Inc., Term
Loan B-2, 5.986%,
(TSFR1M+2.250%),
04/14/2029 672,387
0.1
671,678  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.322%,
(TSFR3M+2.500%),
04/23/2031 673,357
0.1
114,713  MillerKnoll Inc
f/k/a/ Herman Miller
Inc., 2025 Term
B Loan, 5.966%,
(TSFR1M+2.250%),
08/09/2032 115,322
0.0
529,656  Olympus Water US
Holding Corporation,
Term B-6 Dollar
Loan, 6.672%,
(TSFR3M+3.000%),
06/20/2031 525,766
0.0
673,291
(6)
PCI Gaming Authority,
2024 Term Loan B,
07/18/2031 675,290
0.1
331,650  Peer Holding III
BV, Term Loan
B5b, 6.172%,
(TSFR3M+2.500%),
07/01/2031 333,377
0.0
342,893  Penn National
Gaming Inc., Term
B Facility, 6.216%,
(TSFR1M+2.500%),
05/03/2029 345,281
0.0
665,000  Raising Canes
Restaurants LLC,
First Amendment New
Term Loan, 5.843%,
(TSFR1M+2.000%),
11/03/2032 667,078
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
272,183  Raising Canes
Restaurants LLC, Initial
Term Loan, 5.716%,
(TSFR1M+2.000%),
09/18/2031 $ 273,203
0.0
344,320  Restoration Hardware,
Inc., 2022 Incremental
Term Loan, 7.066%,
(TSFR1M+3.350%),
10/20/2028 342,527
0.0
654,725  Samsonite
International SA,
Term Loan B, 5.466%,
(TSFR1M+1.750%),
11/05/2032 659,226
0.1
650,512  Scientific Games
Holdings LP, 2024
Refi Dollar Term
Loan, 6.934%,
(TSFR3M+3.000%),
04/04/2029 640,023
0.0
354,490  Showtime Acquisition
LLC, Initial Term
Loan, 8.628%,
(TSFR3M+4.750%),
08/13/2031 353,604
0.0
435,000  SKECHERS U.S.A.
INC. (Beach Acquisition
Bidco), Tranche B-1
Term Loan, 6.922%,
(TSFR3M+3.250%),
09/13/2032 439,169
0.0
188,100  SRAM LLC, Initial
Term Loan, 5.948%,
(TSFR3M+2.250%),
02/27/2032 188,335
0.0
412,650  Station Casinos
LLC, Term B Facility
Loans, 5.716%,
(TSFR1M+2.000%),
03/14/2031 414,498
0.0
399,625  Tecta America Corp,
Closing Date Term
Loan, 7.163%,
(TSFR1M+3.000%),
02/18/2032 401,573
0.0
16,667  Thor Industries Inc.,
Term B-3 USD, 5.966%,
(TSFR1M+2.250%),
11/15/2030 16,677
0.0
46,430  Tory Burch LLC, Initial
Term B Loan, 7.081%,
(TSFR1M+3.360%),
04/16/2028 46,546
0.0
238,054  UFC Holdings LLC
(Zuffa)/TKO Group,
Term B-5 Loan, 5.868%,
(TSFR3M+2.000%),
11/21/2031 239,360
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
408,132  United Air Lines, Inc.,
Term Loan B, 5.732%,
(TSFR1M+2.000%),
02/22/2031 $ 410,343
0.0
272,863  Victoria's Secret & Co.,
New Term Loan B,
6.488%,
08/02/2028 274,227
0.0
615,000  Weber Stephen
Products LLC, Initial
Term B Loans, 7.735%,
(TSFR3M+3.750%),
10/01/2032 616,794
0.0
653,517  Whatabrands LLC,
2024-2 Refinancing
Term B Loan, 6.416%,
(TSFR1M+2.500%),
08/03/2028 655,952
0.0
748,044  White Cap Supply
Holdings LLC(f/k/a
White Cap Buyer
LLC), Tranche C
Term Loan, 6.966%,
(TSFR1M+3.250%),
10/19/2029 751,912
0.1
244,599  Windsor Holdings III
LLC, 2025 Refi Term
Loan B, 6.466%,
(TSFR1M+2.750%),
08/01/2030 245,746
0.0
26,217,745
1.2
Consumer, Non-cyclical : 1.4%
12,482  ADMI Corp,
Amendment No 5
Term Loan, 7.581%,
(TSFR1M+3.864%),
12/23/2027 11,834
0.0
455,000  AlixPartners LLP, 2025
Refinanced Dollar
Term Loan, 5.716%,
(TSFR1M+2.000%),
08/12/2032 456,280
0.0
453,863  Allied Universal Holdco
LLC, Amendment
7 Replacement
U.S. Dollar Term
Loan, 6.966%,
(TSFR1M+3.250%),
08/20/2032 456,642
0.0
196,000  American Airlines Inc.,
2024 Replacement
Term Loan, 6.258%,
(TSFR6M+2.250%),
06/04/2029 196,564
0.0
379,050  Amneal
Pharmaceuticals LLC,
Amendment No.1
Term Loan, 7.216%,
(TSFR1M+3.500%),
08/02/2032 382,841
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
193,622  Anticimex Global AB
(f/k/a Seren Bidco
AB), Facility B8 (USD),
6.573%,
11/17/2031 $ 194,953
0.0
455,000
(6)
Argent Finco LLC, Term
Loan,
11/12/2032 457,559
0.0
485,109  Auris Luxembourg
III SARL, (Usd) Term
Loan B8, 7.198%,
(TSFR6M+3.500%),
02/28/2029 488,899
0.0
442,775  Bausch & Lomb
Corporation, Third
Amendment Term
Loans, 7.966%,
(TSFR1M+4.250%),
01/15/2031 445,404
0.0
404,203  Belfor Holdings
Inc., Tranche B-5
Term Loan, 6.466%,
(TSFR1M+2.750%),
11/01/2030 407,234
0.0
477,681  Bella Holding
Company LLC,
Term Loan, 6.716%,
(TSFR1M+3.000%),
05/10/2028 480,070
0.0
577,709  Belron Finance 2019
LLC, 2031 Dollar
Term Loan, 6.120%,
(TSFR3M+2.250%),
10/16/2031 581,862
0.0
323,367  BIFM US Finance
LLC, 2025 Term Loan
(First Lien), 6.966%,
(TSFR1M+3.250%),
05/31/2028 325,893
0.0
714,942  Camelot US
Acquisition I Co, Term
Loan B-1, 6.466%,
(TSFR1M+2.750%),
01/31/2031 706,899
0.1
502,363  CHG Healthcare
Services Inc.,
Amendment No. 7
Refinancing Term
Loan, 6.590%,
(TSFR3M+2.750%),
09/29/2028 505,346
0.0
805,000  Chobani LLC,
October 2025 1st
Lien TLB, 5.966%,
(TSFR1M+2.250%),
10/22/2032 810,031
0.1
304,594  Cimpress PLC, 2024-2
RefinancingTranche
B-1, 6.216%,
(TSFR1M+2.500%),
05/17/2028 305,737
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
173,253  Concentra Health
Services, Inc., Term
Loan B-1, 5.716%,
(TSFR1M+2.000%),
07/26/2031 $ 174,715
0.0
530,489
(6)
Corporation Service
Company, Tranche
B Usd Term Loans,
11/02/2029 531,152
0.0
790,963  Cotiviti Inc., Initial
Floating Rate Term
Loans, 6.623%,
(TSFR1M+2.750%),
05/01/2031 762,785
0.1
588,824  Creative Artists
Agency, LLC, Term
Loan B, 6.216%,
(TSFR1M+2.500%),
10/01/2031 591,768
0.0
662,443  Electron Bidco
Inc., Initial Term
Loan, 6.216%,
(TSFR1M+2.500%),
11/01/2028 666,642
0.1
663,040  Fiesta Purchaser, Inc.,
Second Refinancing
Term Loan, 6.466%,
(TSFR1M+2.750%),
02/12/2031 663,632
0.1
147,386  Financiere Mendel,
Addtl Term Facility
2, 6.593%,
(TSFR3M+2.750%),
11/08/2030 148,538
0.0
245,139  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 6.792%,
(TSFR3M+2.500%),
02/21/2031 246,672
0.0
748,116
(6)
Froneri International
Limited, Facility B4,
09/30/2031 749,004
0.1
255,000  Froneri International
Limited, Facility
B6, 6.122%,
(TSFR3M+2.500%),
09/30/2032 255,195
0.0
572,748  Fugue Finance
B.V., Fourteenth
Amendment Dollar
Term Loan, 6.572%,
(TSFR3M+2.750%),
01/09/2032 574,896
0.0
367,106  Garda World Security
Corporation, Twelfth
Additional Term
Loan, 6.750%,
(TSFR1M+3.000%),
02/01/2029 369,171
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
215,000  Genmab A/S, Initial
Term B Loan, 6.733%,
12/12/2032 $ 216,209
0.0
473,629  Global Medical
Response Inc, Initial
Term Loan, 7.384%,
(TSFR3M+3.500%),
10/01/2032 477,096
0.0
187,635  Grant Thornton Advisors
LLC, 2025 Incremental
Term Loan, 6.466%,
(TSFR1M+2.500%),
06/02/2031 188,182
0.0
354,113  Grant Thornton
Advisors LLC, 2025-
2 Incremental Term
Loans, 6.716%,
(TSFR1M+2.750%),
06/02/2031 355,145
0.0
40,404
(7)
Hanger Inc.,
Delayed Draw Term
Loan, 7.216%,
(TSFR1M+3.500%),
10/23/2031 40,589
0.0
312,147  Hanger Inc., Initial
Term Loan, 7.216%,
(TSFR1M+3.500%),
10/23/2031 313,578
0.0
294,750  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 5.734%,
(TSFR1M+2.000%),
10/21/2030 295,732
0.0
705,000  Ion Platform Finance
Us, Inc., Initial Dollar
Term Loans, 7.422%,
(TSFR3M+3.750%),
10/07/2032 663,934
0.1
65  IVC Acquisition Ltd.,
Incremental Term
Loan B12, 7.752%,
(TSFR3M+3.750%),
12/12/2028 65
0.0
498,085  Jazz Financing Lux
Sarl, Tranche B-2
Dollar Facility, 5.966%,
(TSFR1M+2.250%),
05/05/2028 500,848
0.0
309,582  Kuehg Corp., Term
Loan, 6.422%,
(TSFR3M+2.750%),
06/12/2030 301,456
0.0
443,672  Latham Pool Products
Inc., Initial Term
Loans, 7.722%,
(TSFR3M+4.150%),
02/23/2029 444,781
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
225,000
(6)
Lavender Dutch
Borrowerco B.V., Term
Loan,
12/02/2032 $ 227,531
0.0
296,258  LifePoint Health Inc.,
Term Loan B2, 7.335%,
(TSFR1M+3.500%),
05/16/2031 297,134
0.0
222,022  Medline Borrower
LP, 2028 Refinancing
Term Loan, 5.466%,
10/23/2028 222,911
0.0
129,742  Mister Car Wash
Holdings Inc., 2024
Refinancing Term
Loans, 6.216%,
(TSFR1M+2.500%),
03/27/2031 130,374
0.0
451,593  Neon Maple Purchaser
Inc., 1st amend Tranche
B-1 TL, 6.216%,
(TSFR1M+2.500%),
11/17/2031 452,601
0.0
345,943  Neptune Bidco Us Inc.,
Term B Loans, 9.012%,
(TSFR3M+5.100%),
04/11/2029 342,700
0.0
510,000  Nourish Buyer I,
Inc., Initial Term
Loan, 8.250%,
(TSFR1M+4.500%),
07/09/2032 510,000
0.0
728,175  Opal Bidco SAS,
Facility B4, 6.686%,
(TSFR3M+3.000%),
04/28/2032 733,636
0.1
600,135  Parexel International Inc
(f/k/a Phoenix Newco
Inc), Term Loan B,
6.466%,
12/09/2031 602,761
0.1
654,973  Pegasus Bidco
Bv, 2025-1 Dollar
Term Loan, 6.602%,
(TSFR3M+2.750%),
07/12/2029 658,247
0.1
350,735  Perrigo Investments
LLC, 2024 Refinancing
Term B Loan, 5.716%,
(TSFR1M+2.000%),
04/20/2029 352,927
0.0
580,000  Pfi Lower Midco, LLC,
Initial Term Loan,
7.873%,
12/01/2032 585,075
0.0
589,538  Phoenix Guarantor
Inc., Tranche B5
Term Loan, 6.216%,
(TSFR1M+2.500%),
02/21/2031 593,148
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
374,052  Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), 2025
Incremental Term
B-2 Loans, 5.585%,
03/07/2032 $ 373,643
0.0
278,699  Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), Term
B1 Loan, 6.129%,
(TSFR6M+2.000%),
10/13/2030 279,439
0.0
187,246  Priority Holdings LLC,
2025-1 Refinancing
Term Loan, 7.466%,
(TSFR1M+3.750%),
07/30/2032 184,204
0.0
313,200  Pye Barker Fire &
Safety LLC, Closing
Date Term Loan,
6.206%,
12/16/2032 315,500
0.0
46,800
(6)(7)
Pye Barker Fire &
Safety LLC, Initial
Delayed Draw Term
Loan,
12/16/2032 47,144
0.0
46,333
(6)(7)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/19/2031 46,543
0.0
643,802  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 6.716%,
(TSFR1M+3.000%),
11/19/2031 646,719
0.1
483,893  Resonetics LLC,
2025 Specified
Refinancing Term
Commitment, 6.593%,
(TSFR3M+2.750%),
06/18/2031 485,466
0.0
135,000  Savor Acquisition Inc.,
First lien Term Loan B,
6.840%,
02/19/2032 135,759
0.0
249,375  Sazerac Company,
Inc., Incremental Term
B-1 Loan, 6.280%,
(TSFR1M+2.500%),
07/09/2032 250,061
0.0
210,000
(6)
Sazerac Company,
Inc., Term Loan B,
09/07/2032 210,604
0.0
385,637  Sigma Holdco BV,
Facility B12, 7.650%,
(TSFR3M+3.910%),
01/03/2028 373,586
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
639,508  Sotera Health
Holdings LLC, 2025
Term Loan, 6.340%,
(TSFR3M+2.500%),
05/30/2031 $ 644,304
0.1
427,853  Southern Veterinary
Partners LLC,
2025 New Term
Loan, 6.365%,
(TSFR3M+2.500%),
12/04/2031 427,719
0.0
299,461  Surgery Center
Holdings Inc., 2025
Refinancing Term
Loan, 6.216%,
(TSFR1M+2.500%),
12/19/2030 301,051
0.0
291,237  The Hertz Corporation,
Initial Term B
Loan, 7.331%,
(TSFR1M+3.615%),
06/30/2028 247,916
0.0
57,238  The Hertz Corporation,
Initial Term C
Loan, 7.530%,
(TSFR1M+3.615%),
06/30/2028 47,865
0.0
469,989  Triton Water Holdings
Inc., 2025 Refinancing
Term Loan, 6.252%,
(TSFR3M+2.250%),
03/31/2028 471,621
0.0
12,083
(7)
US Fertility
Enterprises LLC,
Initial Delayed Draw
Term Loan, 8.340%,
(TSFR3M+4.500%),
10/10/2031 12,128
0.0
265,148  US Fertility
Enterprises LLC,
Term Loan B, 8.172%,
(TSFR3M+4.500%),
10/10/2031 266,142
0.0
30,921
(6)(7)
US Fertility Enterprises
LLC, Us Fertility
Delayed Tl,
12/10/2032 31,037
0.0
204,079
(6)
US Fertility Enterprises
LLC, Us Fertility Tl,
12/10/2032 204,844
0.0
134,999  Valvoline Inc., Term
Loan B, 5.873%,
03/19/2032 135,927
0.0
232,650  Viant Medical
Holdings Inc., Term
Loan B, 7.716%,
(TSFR1M+4.000%),
10/29/2031 230,723
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
570,574  Vizient Inc., Term
B-8 Loan, 5.466%,
(TSFR1M+1.750%),
08/01/2031 $ 572,892
0.0
124,688  VM Consolidated Inc.,
Term Loan B-4, 5.716%,
(TSFR1M+2.000%),
10/01/2032 125,759
0.0
864,465  Wand NewCo 3
Inc., Tranche B-2
Term Loan, 6.216%,
(TSFR1M+2.500%),
01/30/2031 866,717
0.1
358,200  WCG Intermediate
Corp, Term
Loan B, 6.916%,
(TSFR1M+3.000%),
02/25/2032 359,479
0.0
30,749,670
1.4
Containers & Glass Products : 0.0%
512,400  Clydesdale Acquisition
Holdings Inc., Term
B Loan, 6.891%,
(TSFR1M+3.175%),
04/13/2029 513,565
0.0
243,590  Plaze Inc., 2021-1
Term Loan, 7.581%,
(TSFR1M+3.750%),
08/03/2026 226,538
0.0
2,747  ProAmpac PG
Borrower LLC, 2024
Term Loan B, 7.878%,
(TSFR3M+4.000%),
09/15/2028 2,752
0.0
198,313  TricorBraun Inc.,
Term Loan, 6.966%,
(TSFR1M+3.350%),
03/03/2031 192,470
0.0
935,325
0.0
Electronics/Electrical : 0.0%
683,490  Altar Bidco Inc., Initial
Term Loan, 6.783%,
(TSFR3M+3.100%),
02/01/2029 677,253
0.0
195,073  Creation Technologies
Inc., Initial Term
Loan, 9.696%,
(TSFR3M+5.760%),
10/05/2028 195,317
0.0
872,570
0.0
Energy : 0.2%
374,018  Brazos Delaware II LLC,
2025 B-2 Refinancing
Term Loan, 6.272%,
(TSFR1M+2.500%),
02/11/2030 374,860
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
242,062  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 6.172%,
(TSFR3M+2.750%),
08/20/2031 $ 243,878
0.0
300,000  Deep Blue Operating
I LLC, Initial Term
Loan, 6.593%,
(TSFR1M+2.750%),
10/01/2032 301,500
0.0
492,025  Emg Utica Midstream
Holdings LLC, Initial
Term Loan, 7.672%,
(TSFR3M+4.000%),
04/01/2030 499,405
0.1
142,024  GIP Pilot Acquisition
Partners LP,
Amendment No 2
Refinancing Term
Loan, 5.935%,
(TSFR3M+2.000%),
10/04/2030 142,734
0.0
358,152  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 7.716%,
(TSFR1M+4.000%),
06/04/2029 357,033
0.0
253,088  Hilcorp Energy I LP,
Term Loan B, 5.736%,
(TSFR1M+2.000%),
02/11/2030 253,720
0.0
144,856  M6 Etx Holdings Ii
Midco LLC, Term
Loan B, 6.465%,
(TSFR1M+2.500%),
04/01/2032 145,906
0.0
195,917  NorthRiver Midstream
Finance LP, Term Loan
(First Lien), 6.235%,
(TSFR3M+2.250%),
08/16/2030 196,754
0.0
297,886  Pasadena Performance
Products LLC,
2025-1 Repricing
Term Loan, 6.922%,
(TSFR3M+3.250%),
02/27/2032 298,444
0.0
603,900  Rockpoint Gas
Storage Partners LP,
Amendment No. 2
Refinancing Term
Loans, 6.172%,
(TSFR3M+2.500%),
09/18/2031 608,241
0.1
299,250  Stakeholder Midstream,
LLC, Initial Term
Loan, 8.042%,
(TSFR6M+4.000%),
01/01/2031 298,502
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
445,000
(6)
Talen Energy
Supply LLC, 2025-1
Incremental Term B
Loans,
11/25/2032 $ 446,344
0.0
410,000  Whitewater Matterhorn
Holdings, LLC, Initial
Term Loan, 6.313%,
(TSFR3M+2.250%),
06/16/2032 412,306
0.0
4,579,627
0.2
Financial : 1.0%
1,057,998  Acrisure LLC, 2024
Repricing Term
B-6 Loan, 6.716%,
(TSFR1M+3.000%),
11/06/2030 1,058,659
0.1
184,075  Acrisure LLC, 2025
Term Loan B7, 6.966%,
(TSFR1M+3.250%),
06/21/2032 184,650
0.0
345,634  Acuren Delaware
Holdco Inc (f/k/a AAL
Delaware Holdco Inc),
Amendment No. 1
Term Loan, 6.666%,
(TSFR1M+2.750%),
07/30/2031 347,794
0.0
468,825  Alera Group Inc., 2025
Term Loan, 6.966%,
(TSFR1M+3.250%),
05/30/2032 471,788
0.0
104,738  Alera Group Inc., Initial
Term Loan, 9.216%,
(TSFR1M+5.500%),
05/30/2033 106,930
0.0
846,938  Alliant Holdings
Intermediate LLC,
2025 Replacement
Term Loan, 6.416%,
(TSFR1M+2.500%),
09/19/2031 850,114
0.1
465,379  Allspring Buyer
LLC, 2024 Specified
Refinancing Term
Loan, 6.813%,
(TSFR3M+2.750%),
11/01/2030 468,462
0.0
866,250  AmWINS Group
Inc., Initial Term
Loans, 5.966%,
(TSFR1M+2.250%),
01/30/2032 869,932
0.1
364,526  Aragorn Parent
Corporation, 2025
Replacement Term
Loan, 7.216%,
(TSFR1M+3.500%),
12/15/2028 367,488
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
435,716  Ardonagh Group Finco
Pty Ltd, 2025 Facility
B Term Loan, 6.422%,
(TSFR3M+2.750%),
02/15/2031 $ 435,716
0.0
635,699  Aretec Group Inc., Term
B-4 Loan, 6.716%,
(TSFR1M+3.000%),
08/09/2030 638,778
0.1
389,025  Armor Holdco Inc.,
2025 Refinancing
Term Loans, 7.549%,
12/11/2031 390,727
0.0
564,119  Ascensus Group
Holdings Inc (f/k/a
Mercury Borrower
Inc), 2024 Term
Loan B, 6.716%,
(TSFR1M+3.000%),
11/24/2032 564,119
0.1
472,625  Asurion, New B-13
Term Loan, 7.966%,
(TSFR1M+4.250%),
09/19/2030 473,157
0.0
1,022,267  Broadstreet Partners
Inc., 2024 Term B
Loans, 6.466%,
(TSFR1M+2.750%),
06/13/2031 1,026,455
0.1
452,725  Brookfield Property Reit
Inc., 2025 Replacement
Term Loan, 7.216%,
(TSFR1M+3.500%),
05/28/2030 455,837
0.0
261,207  Chicago US Midco
III LP, Closing Date
Term Loan, 6.216%,
(TSFR1M+2.500%),
10/29/2032 262,023
0.0
38,793
(6)(7)
Chicago US Midco III
LP, Delayed Draw Term
Loan,
10/29/2032 38,914
0.0
338,624  Chrysaor Bidco S.A
R.L., Facility B1
(USD) Loan, 7.144%,
(TSFR3M+3.250%),
10/30/2031 341,429
0.0
420,067  Citadel Securities
LP, 2024 Term
Facility, 5.672%,
(TSFR3M+2.000%),
10/31/2031 422,692
0.0
475,000  Corpay Technologies
Operating Co LLC,
Term Loan B, 5.466%,
(TSFR1M+1.750%),
11/05/2032 476,187
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
617,770  CPI Holdco B,
LLC, 2025 Fourth
Amendment
Incremental Term Loan,
5.916%,
05/17/2031 $ 619,990
0.1
427,988  Cushman &Amp;
Wakefield U.S.
Borrower, Llc., 2025-2
Term Loan, 6.466%,
(TSFR1M+2.750%),
01/31/2030 432,802
0.0
183,613  Dechra
Pharmaceuticals
Holdings Limited
(f/k/a Freya Bidco
Limited), Facility
B1 Loan, 7.197%,
(TSFR6M+3.250%),
01/27/2032 185,104
0.0
150,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 8.966%,
(TSFR1M+5.250%),
10/06/2028 149,719
0.0
525,645  Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term
Loan, 6.716%,
(TSFR1M+3.000%),
04/07/2028 529,071
0.0
674,791  First Eagle Holdings
Inc-f/k/a Arnhold
and S. Bleicroeder
Holdings Inc, Initial
Term Loan, 7.172%,
(TSFR3M+3.500%),
08/16/2032 675,044
0.1
115,209
(6)(7)
First Eagle Holdings
Inc-f/k/a Arnhold and S.
Bleicroeder Holdings
Inc., Delayed Draw
Term Loan,
08/16/2032 115,165
0.0
1,011,412  Focus Financial
Partners LLC, Tranche
B Incremental Term
Loan, 6.216%,
(TSFR1M+2.750%),
09/15/2031 1,014,336
0.1
274,450  Gategroup Finance
(Luxembourg) S.A.,
Senior Facility B2
(USD), 7.190%,
06/10/2032 275,394
0.0
149,251  Goosehead Insurance
Holdings, LLC, 2025
Term Loan B, 6.750%,
(TSFR1M+3.000%),
01/08/2032 150,184
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
110,000  Gryphon Acquire
NewCo LLC, Term
Loan B, 6.879%,
(TSFR1M+3.000%),
09/10/2032 $ 110,894
0.0
368,350  Guardian US Holdco
LLC, Initial Term
Loan, 7.172%,
(TSFR3M+3.500%),
01/31/2030 369,501
0.0
343,750  HIG Finance 2
Limited, 2025-3 Dollar
Refinancing Term Loan,
6.486%,
04/18/2030 345,082
0.0
448,514  HighTower Holding
LLC, Amendment
No. 10 Replacement
Term Loan, 6.651%,
(TSFR3M+2.750%),
02/03/2032 450,196
0.0
256,229  HUB International
Ltd, 2025 Incremental
Term Loan, 6.120%,
(TSFR3M+2.250%),
06/20/2030 257,884
0.0
400,000  IMC Financing LLC,
Term Loan, 7.234%,
06/21/2032 401,000
0.0
139,300  IMC Financing LLC,
Term Loan, 7.234%,
(TSFR1M+3.500%),
06/21/2032 139,648
0.0
1,119,274  Jane Street Group
LLC, Extended
Term Loan, 5.822%,
(TSFR3M+2.000%),
12/15/2031 1,115,601
0.1
144,554  Kestra Advisor
Services Holdings A
Inc., A&R Amendment
No.1 Replacement
Term Loan, 6.716%,
03/22/2031 145,006
0.0
545,000  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Initial
Term Loan, 6.595%,
(TSFR3M+3.000%),
08/02/2032 548,066
0.0
344,091  Osttra Group Ltd.,
Term Loan (First
Lien), 7.427%,
(TSFR3M+3.500%),
10/08/2032 346,098
0.0
121,740  RHP Hotel Properties
LP, Second
Incremental Tranche
B Term Loan, 5.466%,
(TSFR1M+2.000%),
05/18/2030 122,044
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
533,318  Ryan Specialty Group
LLC, 2024 Term
Loan B, 5.716%,
(TSFR1M+2.250%),
09/15/2031 $ 535,096
0.0
279,300  Starwood Property
Mortgage LLC,
Incremental Term
B-2 Loan, 5.966%,
(TSFR1M+2.250%),
09/24/2032 279,824
0.0
391,060  Starwood Property
Mortgage LLC, Term
B-5 Loan, 5.716%,
(TSFR1M+2.000%),
01/02/2030 391,549
0.0
478,800  Trucordia Insurance
Holdings LLC, Initial
Term Loan, 6.966%,
(TSFR1M+3.250%),
06/17/2032 478,202
0.0
235,081  Truist Insurance
Holdings, LLC, 2024
Term Loan B, 6.422%,
(TSFR3M+2.750%),
05/06/2031 235,962
0.0
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 8.752%,
(TSFR3M+4.750%),
05/06/2032 80,165
0.0
446,827  USI Inc., 2024 Term
Loan, 5.922%,
(TSFR3M+2.250%),
09/27/2030 448,335
0.0
485,149  USI Inc., 2024 Term
Loan D, 5.922%,
(TSFR3M+2.250%),
11/21/2029 486,969
0.0
290,000  VFH Parent LLC, Term
Loan B-2, 6.216%,
(TSFR1M+2.500%),
06/21/2031 291,088
0.0
224,438  Victory Capital Holdings
Inc., Tranche B-3
Term Loan, 5.672%,
(TSFR3M+2.100%),
09/23/2032 225,952
0.0
22,202,822
1.0
Food Products : 0.0%
318,609  BCPE North Star
US Holdco 2 Inc.,
First Lien Initial
Term Loan, 7.831%,
(TSFR1M+4.114%),
06/09/2028 318,078
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Food Products: (continued)
508,389  CHG PPC Parent
LLC, 2021-1 US
Term Loan, 6.831%,
(TSFR1M+3.114%),
12/08/2028 $ 510,930
0.0
829,008
0.0
Health Care : 0.1%
882,664  AthenaHealth Group
Inc., Initial Term
Loan, 6.466%,
(TSFR1M+2.750%),
02/15/2029 885,643
0.1
376,838  Embecta Corp, Initial
Term Loan, 6.716%,
(TSFR1M+3.000%),
03/30/2029 377,918
0.0
357,382  Pacific Dental Services
LLC, Term Loan
USD 1BN, 6.236%,
(TSFR1M+2.500%),
03/15/2031 359,169
0.0
1,622,730
0.1
Industrial : 1.0%
381,542  Alliance Laundry
Systems LLC, Initial
Term B Loans, 5.984%,
(TSFR1M+2.500%),
08/19/2031 383,635
0.0
435,589  Altium Packaging LLC,
2024 Refinancing
Term Loan, 6.216%,
(TSFR1M+2.500%),
06/11/2031 421,977
0.0
12,940  Arcosa, Inc., 2025
Refinancing Term
Loan, 5.716%,
(TSFR1M+2.000%),
10/01/2031 13,033
0.0
474,003  Azorra Soar TLB
FInance Limited,
New Loan, 6.473%,
(TSFR3M+2.750%),
10/18/2029 476,965
0.0
392,789  Azuria Water Solutions
Inc., 2025 Replacement
Term Loan, 6.716%,
(TSFR1M+3.000%),
05/17/2028 395,489
0.0
518,700  BCP VI Summit
Holdings LP, Initial
Term Loan, 6.843%,
(TSFR1M+3.000%),
01/30/2032 522,807
0.0
355,000  BG MS US Holdings,
LLC, Term B
Loan, 8.422%,
(TSFR3M+4.750%),
10/22/2032 356,331
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
478,828  Bombardier
Recreational Products
Inc., 2024 Extended
Term Loan, 5.966%,
(TSFR1M+2.250%),
01/22/2031 $ 480,998
0.0
162,530  Brown Group Holding
LLC, Incremental Term
B-2 Facility, 6.572%,
(TSFR3M+2.750%),
07/01/2031 163,465
0.0
676,347  Chariot Buyer LLC,
2025 New Term
Loan B, 6.466%,
(TSFR1M+2.750%),
09/08/2032 678,725
0.1
306,344  Chart Industries,
Inc., 2024 Term
Loan B, 6.476%,
(TSFR3M+2.500%),
03/15/2030 308,131
0.0
63,757  Clydesdale Acquisition
Holdings Inc.,
2025 Incremental
Closing Date Term
B Loan, 7.166%,
(TSFR1M+3.250%),
04/01/2032 63,780
0.0
141,256  Coherent Corp (f/k/a
II-VI Incorporated), New
Term Loan B, 5.466%,
(TSFR1M+1.750%),
07/02/2029 141,844
0.0
499,950  Construction Partners
Inc., Closing Date
Loans, 6.216%,
(TSFR1M+2.500%),
11/03/2031 504,950
0.0
265,000  CoorsTek, Inc., Term
Loan B, 6.859%,
(TSFR3M+3.000%),
10/28/2032 267,650
0.0
431,703  Cp Iris Holdco I,
Inc., 2025 1st Lien
TLB (Strip), 7.716%,
(TSFR1M+4.000%),
10/27/2032 429,904
0.0
53,297
(6)(7)
Cp Iris Holdco
I, Inc., Delayed
Draw Commitment,
10/27/2032 53,075
0.0
362,263  Crown Equipment
Corporation, Initial
Term B-2, 5.772%,
(TSFR1M+2.000%),
10/10/2031 364,828
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
860,000  DG Investment
Intermediate
Holdings 2 Inc.,
Term Loan, 7.466%,
(TSFR1M+3.750%),
07/09/2032 $ 864,300
0.1
488,241  Doosan Bobcat North
America Inc (f/k/a
Clark Equipment
Company), Tranche B
Term Loans, 5.672%,
(TSFR3M+2.000%),
04/20/2029 490,988
0.0
272,536  Dynasty Acquisition
Co Inc., Initial Term
B-1 Loan, 5.716%,
(TSFR1M+2.000%),
10/31/2031 273,874
0.0
103,664  Dynasty Acquisition
Co Inc., Initial Term
B-2 Loan, 5.716%,
(TSFR1M+2.000%),
10/31/2031 104,173
0.0
169,395  EMRLD Borrower
LP, Initial Term
B Loan, 6.072%,
(TSFR3M+2.500%),
05/31/2030 170,050
0.0
436,894  Filtration Group
Corporation, 2025-B
Incremental Dollar
Term Loan, 6.466%,
(TSFR1M+2.750%),
10/23/2028 439,807
0.0
148,500  Frontdoor Inc., 2024
Term Loan B, 5.966%,
(TSFR1M+2.250%),
12/17/2031 149,799
0.0
801,368  Genesee & Wyoming
Inc., Initial Term
Loan B, 5.422%,
(TSFR3M+1.750%),
04/10/2031 802,357
0.1
314,213  GFL Environmental
Services Inc., Initial
Term Loan, 6.273%,
(TSFR3M+2.500%),
03/03/2032 315,915
0.0
325,000  Green Infrastructure
Partners Inc., Initial
Term Loan, 6.753%,
(TSFR3M+2.750%),
09/24/2032 325,812
0.0
133,333  Gulfside Supply
Inc., Initial Term
Loan, 6.672%,
(TSFR3M+3.000%),
06/17/2031 131,767
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
824,975  Ingram Micro Inc.,
Term Loan B2, 5.982%,
(TSFR1M+2.250%),
09/22/2031 $ 832,193
0.1
490,000  Jenmar Intermediate
III, LLC, Term Loan,
8.732%,
12/16/2030 487,550
0.0
483,422  Kenan Advantage
Group Inc (The), Term
Loan B4, 6.966%,
(TSFR1M+3.250%),
01/25/2029 480,099
0.0
325,535  Lsf11 Trinity Bidco,
Inc., 2025 Term
Loan B, 6.230%,
(TSFR1M+2.500%),
06/14/2030 327,977
0.0
655,780  Lsf12 Crown Us
Commercial Bidco,
LLC, 2025 Refinancing
Term Loan, 7.373%,
(TSFR1M+3.500%),
12/02/2031 661,108
0.1
285,150  Madison Iaq LLC, 2025
Repriced Incremental
Term Loan, 6.637%,
(TSFR1M+2.750%),
11/08/2032 287,244
0.0
290,084  Madison Iaq LLC, Initial
Term Loan, 6.702%,
(TSFR6M+2.500%),
06/21/2028 291,829
0.0
495,995  Madison Safety &
Flow LLC, 2025-
B Incremental
Term B, 6.227%,
(TSFR1M+2.500%),
09/26/2031 500,180
0.0
152,647  MI Windows and Doors
LLC, 2024 Incremental
Term Loans, 6.466%,
(TSFR1M+2.750%),
03/28/2031 152,981
0.0
164,176  MV Holding GmbH
FKA Igloo Holdings
Corp, Senior Facility B
(USD) Loan, 5.721%,
(TSFR1M+2.000%),
03/17/2032 164,997
0.0
595,000  Pac Dac LLC, Initial
Term Loans, 7.108%,
(TSFR3M+3.250%),
10/28/2030 589,794
0.0
294,263  Plastipak Packaging
Inc., Tranche B
Term Loan, 8.250%,
(TSFR3M+1.500%),
09/10/2032 295,366
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
488,078  Pre Paid Legal Services
Inc., First Lien Initial
Term Loans, 6.966%,
(TSFR1M+3.250%),
12/15/2028 $ 472,093
0.0
670,000  Pro Mach,
Amendment No 6
Term Loan, 8.422%,
(TSFR3M+4.750%),
10/18/2032 674,979
0.1
134,663  Project Aurora Holdco
1 Limited, Facility B2,
6.490%,
09/30/2032 135,504
0.0
83,519  Quikrete Holdings
Inc., New Tranche B-1
Term Loan, 5.966%,
(TSFR1M+2.250%),
04/14/2031 83,865
0.0
386,438  Quikrete Holdings
Inc., Term Loan B
(2029), 5.966%,
(TSFR1M+2.250%),
03/19/2029 388,274
0.0
676,600  Red SPV LLC, Initial
Term Loan, 5.984%,
(TSFR1M+2.250%),
03/15/2032 679,137
0.1
111,828
(6)
Reworld Holding
Corporation (f/k/a
Covanta Holding
Corporation), Twelfth
Amendment Term B
Loan,
01/15/2031 112,038
0.0
18,172
(6)
Reworld Holding
Corporation (f/k/a
Covanta Holding
Corporation), Twelfth
Amendment Term C
Loan,
01/15/2031 18,206
0.0
194,513  Savage Enterprises
LLC, Term Loan
B, 6.284%,
(TSFR1M+2.500%),
08/05/2032 195,526
0.0
589,368  Smyrna Ready Mix
Concrete LLC, 2025
Term Loan, 6.716%,
(TSFR1M+3.000%),
04/02/2029 593,788
0.1
516,008  SPX Flow, Inc., 2025
Term Loans, 6.466%,
(TSFR1M+2.750%),
04/05/2029 517,836
0.0
350,000  Stonepeak Nile Parent
LLC, Amendment No
1 Term Loan, 6.162%,
(TSFR3M+2.250%),
04/09/2032 350,437
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
526,584  Third Coast
Infrastructure LLC,
2025 Refinancing
Term Loans, 7.466%,
(TSFR1M+3.750%),
09/25/2030 $ 530,863
0.0
734,387  TK Elevator Midco
Gmbh, (Usd) Term
Loan B, 6.947%,
(TSFR6M+3.000%),
04/30/2030 739,665
0.1
364,088  Transdigm, Tranche M
Term Loans, 6.216%,
(TSFR1M+2.500%),
08/19/2032 365,965
0.0
734,450  Transdigm Inc.,
New Tranche K
Term Loan, 5.966%,
(TSFR1M+2.250%),
03/22/2030 737,357
0.1
235,000  US Metalco Holdings
LLC, Initial Term Loan,
7.231%,
12/20/2032 233,825
0.0
279,543  Watlow Electric
Manufacturing
Company, Term
Loan B, 6.840%,
(TSFR3M+3.000%),
03/02/2028 281,523
0.0
22,278,628
1.0
Insurance : 0.1%
657,544  Ima Financial
Group, Inc., Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
11/01/2028 659,804
0.0
1,046,950  Sedgwick Claims
Management
Services Inc., 2024
Term Loan, 6.216%,
(TSFR1M+3.000%),
07/31/2031 1,051,748
0.1
1,711,552
0.1
Leisure Good/Activities/Movies : 0.1%
547,369  Hayward Industries
Inc., First Lien Initial
Term Loan, 6.331%,
(TSFR1M+2.610%),
05/30/2028 551,474
0.1
551,858  Playtika Holding Corp.,
Term B-1 Loan, 6.581%,
(TSFR1M+2.750%),
03/13/2028 534,698
0.0
1,086,172
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Lodging & Casinos : 0.1%
715,630  Fertitta Entertainment
LLC, Initial B Term
Loan, 6.966%,
(TSFR1M+3.250%),
01/27/2029 $ 716,346
0.1
321,578  Hilton Grand Vacations
Borrower LLC, Initial
Term Loan, 5.716%,
(TSFR1M+2.000%),
08/02/2028 322,784
0.0
1,039,130
0.1
Radio & Television : 0.0%
50,272  DirectV Financing
LLC, Closing Date
Term Loan, 9.102%,
(TSFR3M+5.262%),
08/02/2027 50,425
0.0
Technology : 1.0%
382,472  Adeia Inc.,
Amendment No 4
Term Loan B, 6.216%,
(TSFR1M+2.500%),
06/08/2028 384,265
0.0
386,788  Amentum Holdings
LLC, Initial Term
Loan, 5.716%,
(TSFR1M+2.000%),
09/29/2031 388,399
0.0
115,000  Applied Systems Inc.,
Initial Term Loan (2024)
(Second Lien), 8.502%,
(TSFR3M+4.500%),
02/23/2032 117,185
0.0
513,286  Applied Systems
Inc., Tranche B-1
Term Loan, 6.172%,
(TSFR3M+2.500%),
02/24/2031 516,850
0.0
474,647  Ascend Learning LLC,
Amendment No 5
Term Loan, 6.716%,
(TSFR1M+3.000%),
12/11/2028 476,773
0.0
330,000  Asurion LLC,
Second Lien Term
Loan B3, 9.081%,
(TSFR1M+5.364%),
01/31/2028 329,340
0.0
278,602  BCPE Pequod
Buyer Inc., Initial
Term Loan, 6.716%,
(TSFR1M+3.000%),
11/25/2031 279,560
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
272,938  BMC Software (Boxer/
Bladelogic), 2031
Replacement Dollar
Term Loan, 6.822%,
(TSFR3M+3.000%),
07/30/2031 $ 272,575
0.0
223,304  Central Parent LLC,
2024 Refinance
Term Loan, 7.252%,
(TSFR3M+3.250%),
07/06/2029 190,035
0.0
149,625  Clearwater Analytics
LLC, Initial Term
Loans, 6.460%,
(TSFR6M+2.250%),
04/21/2032 149,906
0.0
4  Cloud Software Group
Inc., Initial Dollar Term
B Facility, 7.796%,
(TSFR3M+3.500%),
03/30/2029 4
0.0
315,330  Connectwise,
LLC, Initial Term
Loan, 7.434%,
(TSFR3M+3.762%),
09/29/2028 310,337
0.0
213,925  Cotiviti Inc.,
Amendment No 2
Term Loan, 6.623%,
(TSFR1M+2.750%),
03/26/2032 206,304
0.0
905,000
(6)
Dayforce Inc., Term
Loan B,
08/20/2032 905,000
0.1
700,000  Disco Parent Inc.,
Term Loan, 7.072%,
(TSFR3M+3.250%),
08/06/2032 705,250
0.1
544,500  Dragon Buyer, Inc.,
Term Loan, 6.422%,
(TSFR3M+2.750%),
09/30/2031 545,436
0.0
472,262  ECI Macola / Max
Holding LLC, 2025
Repricing Term
Loan, 6.422%,
(TSFR3M+2.750%),
05/09/2030 475,095
0.0
150,000
(6)
Envestnet, Inc.,
11/25/2031 150,516
0.0
847,942  Epicor Software
Corporation, Term
F Loans, 6.216%,
(TSFR1M+2.500%),
05/30/2031 851,386
0.1
700,000  Finastra Usa, Inc.,
Initial USD Term
Loans, 7.723%,
(TSFR2M+4.000%),
09/15/2032 686,312
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
247,505  Fortress Intermediate 3
Inc., 2025 Tlb, 6.784%,
(TSFR1M+3.000%),
06/27/2031 $ 248,433
0.0
391,258  Gainwell Acquisition
Corp, Term B
Loan, 7.772%,
(TSFR3M+4.100%),
10/01/2027 385,145
0.0
595,486  Icon Parent I Inc., 2025
Term Loan, 6.445%,
(TSFR3M+2.750%),
11/13/2031 597,421
0.1
171,423  Imagine Learning
LLC, 2024 Term
Loan, 7.216%,
(TSFR1M+3.500%),
12/21/2029 165,766
0.0
150,000  Kaseya Inc., Initial
Term Loan, 8.716%,
(TSFR1M+5.000%),
03/05/2033 147,000
0.0
282,863  Kaseya Inc., Term
Loan, 6.916%,
(TSFR1M+3.000%),
03/20/2032 283,415
0.0
610,388  Leia Finco US
LLC, Initial Term
Loan, 7.185%,
(TSFR3M+3.250%),
10/09/2031 613,535
0.1
487,559  Mcafee Corp,
Refinancing Tranche
B-1, 6.716%,
(TSFR1M+3.000%),
03/01/2029 451,805
0.0
198,000  Minerals Technologies
Inc., Term Loan
B, 5.716%,
(TSFR1M+2.000%),
11/21/2031 198,743
0.0
543,125  Mitchell International,
Inc., Initial Term
Loan, 6.966%,
(TSFR1M+3.250%),
06/17/2031 545,690
0.0
274,735  MKS Instruments Inc.,
2025-1 Dollar Term
B Loans, 5.716%,
(TSFR1M+2.000%),
08/17/2029 276,510
0.0
97,097  Oceankey (U.S.)
II Corp, Term
Loan, 7.316%,
(TSFR1M+3.500%),
12/15/2028 95,944
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
585,582  PointClickCare
Technologies, 2025
Term Loans, 6.422%,
(TSFR3M+2.750%),
11/03/2031 $ 587,534
0.0
829,466  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 6.422%,
(TSFR3M+2.750%),
07/16/2031 832,577
0.1
370,698  Project Ruby
Ultimate Parent
Corp, Incremental
Term B-5, 6.581%,
(TSFR1M+2.865%),
03/10/2028 372,135
0.0
59,972  Rackspace Finance,
LLC, First Lien
Term Loan, 6.615%,
(TSFR1M+2.860%),
05/15/2028 22,126
0.0
390,072  RealPage Inc., First
Lien Initial Term
Loan, 6.934%,
(TSFR3M+3.262%),
04/24/2028 390,283
0.0
575,000  Red Planet Borrower
LLC, Initial Term
Loan, 7.916%,
(TSFR1M+4.000%),
09/08/2032 576,737
0.0
447,319  Rocket Software Inc.,
Term Loan, 7.466%,
(TSFR1M+3.750%),
11/28/2028 447,853
0.0
123,500  Sandisk Corporation,
Term B Loan, 6.857%,
(TSFR3M+3.000%),
02/20/2032 124,426
0.0
294,521  Skillsoft Finance
II Inc., Initial Term
Loan, 9.081%,
(TSFR1M+5.364%),
07/14/2028 211,932
0.0
360,842  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 7.466%,
(TSFR1M+3.750%),
05/12/2028 330,734
0.0
509,611  Sophos Holdings
LLC, Dollar Tranche
Term Loan, 7.331%,
(TSFR1M+3.614%),
03/05/2027 510,546
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
442,547  SS&C Technologies
Holdings, Inc., Term
Loan B-8 Loan, 5.916%,
(TSFR1M+2.000%),
05/09/2031 $ 445,690
0.0
593,513  Starlight Parent LLC,
Term Loan, 7.701%,
(TSFR2M+4.000%),
04/16/2032 593,883
0.1
240,807  Tenable  Inc., Initial
Term Loan, 6.581%,
(TSFR1M+2.860%),
07/07/2028 243,516
0.0
452,471  The Knot Worldwide
Inc., Amendment No
5 term Loan, 7.466%,
(TSFR1M+3.750%),
01/31/2028 383,469
0.0
890,573  UKG Inc, Term
Loan B, 6.338%,
(TSFR3M+3.000%),
02/10/2031 892,474
0.1
472,653  Veeam Software/ VS
Buyer, 2025 Repriced
1St Lien Tlb, 6.090%,
(TSFR3M+2.250%),
04/14/2031 475,607
0.0
490,000  Virtusa Corporation,
Term B-2 Loan, 6.966%,
(TSFR1M+3.250%),
02/15/2029 491,838
0.0
392,686  Waystar Technologies
Inc., Initial Term
Loan B, 5.716%,
(TSFR1M+2.000%),
10/22/2029 395,631
0.0
706,450  World Wide Technology
Holding Co LLC,
2025 Refinancing
Term Loan, 5.716%,
(TSFR1M+2.000%),
03/01/2030 709,099
0.1
20,988,025
1.0
Telecommunications : 0.0%
399,324  Asurion LLC, New B11
Term Loan, 8.066%,
(TSFR1M+4.350%),
08/21/2028 400,821
0.0
70,562  Viasat Inc., Initial
Term Loan, 8.331%,
(TSFR1M+4.610%),
03/02/2029 70,469
0.0
471,290
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Utilities : 0.1%
181,944  AL GCX Holdings
LLC, Initial Term
Loan B, 5.815%,
(TSFR1M+2.000%),
01/30/2032 $ 182,001
0.0
217,250  Alpha Generation
LLC, Initial Term
B Loan, 5.716%,
(TSFR1M+2.000%),
09/30/2031 218,200
0.0
262,822  Bip Pipeco
Holdings LLC, Term
Loan, 6.185%,
(TSFR3M+2.250%),
12/05/2030 263,807
0.0
265,000  Calpine Construction
Finance Company L
P, 2025 Refinancing
Term Loan, 5.466%,
07/31/2030 265,663
0.0
361,800  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 7.422%,
(TSFR3M+3.750%),
05/01/2031 364,513
0.1
330,813  Lightning Power,
LLC, Initial Term
B Loan, 5.966%,
(TSFR1M+2.250%),
08/18/2031 332,983
0.0
144,266  NRG Energy Inc.,
Term Loan, 5.593%,
(TSFR3M+1.750%),
04/16/2031 144,847
0.0
312,986  Vistra Operations
Company LLC,
2018 Incremental
Term Loan, 5.466%,
(TSFR1M+1.750%),
12/20/2030 314,903
0.0
2,086,917
0.1
Total Bank Loans
(Cost $152,067,914)
152,381,082
7.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 6.1%
Government National Mortgage Association : 6.1%
9,200,000
(8)
5.000
%,
11/15/2055 9,199,494
0.4
135,117
6.000
%,
02/20/2055 140,070
0.0
2,078,830
6.000
%,
12/20/2064 2,117,967
0.1
660,063
6.000
%,
02/20/2065 672,489
0.0
1,952,123
6.000
%,
05/20/2065 1,988,875
0.1
2,094,205
6.000
%,
05/20/2065 2,133,633
0.1
807,433
6.500
%,
12/20/2054 848,363
0.0
2,251,128
6.500
%,
02/20/2055 2,387,968
0.1
4,016,323
6.500
%,
02/20/2055 4,262,938
0.2
21,235,665
6.500
%,
02/20/2055 22,708,566
1.0
1,343,528
6.500
%,
03/20/2055 1,426,637
0.1
1,730,735
6.500
%,
03/20/2055 1,838,068
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
879,524
6.500
%,
04/20/2055 $ 919,397
0.0
1,152,083
6.500
%,
04/20/2055 1,218,766
0.1
1,710,324
6.500
%,
04/20/2055 1,804,606
0.1
5,141,827
6.500
%,
08/20/2055 5,538,583
0.3
1,030,825
6.500
%,
09/20/2055 1,082,608
0.0
38,046,188
6.500
%,
09/20/2055 40,702,742
1.9
134,965
6.500
%,
10/20/2064 140,471
0.0
172,396
6.500
%,
03/20/2065 179,429
0.0
355,050
6.500
%,
04/20/2065 369,535
0.0
3,774,448
6.500
%,
04/20/2065 3,928,438
0.2
93,217
6.500
%,
05/20/2065 97,020
0.0
977,529
6.500
%,
05/20/2065 1,017,411
0.0
1,254,142
6.500
%,
05/20/2065 1,305,306
0.1
18,430,450
6.500
%,
05/20/2065 19,182,376
0.9
1,408,233
6.500
%,
06/20/2065 1,465,686
0.1
1,818,698
6.500
%,
06/20/2065 1,892,896
0.1
2,400,234
6.500
%,
07/20/2065 2,498,159
0.1
133,068,497
6.1
Uniform Mortgage-Backed Securities : 0.0%
2,172
5.500
%,
10/01/2039 2,264
0.0
Total U.S. Government
Agency Obligations
(Cost $131,034,758)
133,070,761
6.1
SOVEREIGN BONDS : 2.9%
BRL
205,979
(9)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 37,547,543
1.7
BRL
6,628,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 4,967,846
0.2
2,875,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 2,971,312
0.1
206,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 152,440
0.0
900,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 940,500
0.1
2,000,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 2,126,000
0.1
1,675,000
(2)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 1,805,650
0.1
1,425,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 1,491,633
0.1
675,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 720,900
0.0
1,436,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 1,480,516
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,169,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 $ 1,223,651
0.1
656,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 707,824
0.0
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 563,100
0.0
1,200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 1,333,200
0.1
1,150,000
(2)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 1,236,468
0.1
550,000
(2)(5)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 592,900
0.0
625,000  Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 644,066
0.0
924,000
(2)
Romanian Government
International Bond,
5.750
%,
03/24/2035 915,200
0.1
125,232
(2)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 74,513
0.0
467,977
(2)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 223,459
0.0
395,473
(2)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 225,420
0.0
329,561
(2)(10)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 187,026
0.0
603,324
(2)(10)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2029 454,001
0.0
793,835
(2)(10)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2034 486,224
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
718,884
(2)(10)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2035 $ 431,330
0.0
176,565
(2)(10)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2036 104,173
0.0
Total Sovereign Bonds
(Cost $55,075,547)
63,606,895
2.9
U.S. TREASURY OBLIGATIONS : 0.9%
United States Treasury Notes : 0.9%
6,362,300
3.375
%,
12/31/2027 6,349,998
0.3
6,328,000
3.625
%,
12/31/2030 6,298,090
0.3
6,848,100
3.875
%,
12/31/2032 6,818,675
0.3
19,466,763
0.9
Total U.S. Treasury
Obligations
(Cost $19,486,677)
19,466,763
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
5,366
(11)
Yak Access LLC Series
A
54
0.0
1,157
(11)
Yak Access LLC Series
B
11
0.0
65
0.0
Consumer Discretionary : 0.0%
574,167
(11)
24 Hour Fitness
Worldwide, Inc.
4,020
0.0
113
(11)
Travelport Tech Ltd.
—
—
4,020
0.0
Total Common Stock
(Cost $775,442)
4,085
0.0
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $246,900)
8,051
0.0
Total Long-Term
Investments
(Cost $2,064,290,728)
2,055,074,433
94.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.1%
Commercial Paper : 3.9%
15,000,000  American Electric
Power Co., Inc.,
3.890
%,
01/13/2026 14,979,223
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
3,000,000  Concord Minutemen
Capital Co. LLC,
3.800
%,
01/09/2026 $ 2,997,194
0.1
10,000,000  Consolidated Edison,
Inc.,
3.930
%,
02/12/2026 9,953,946
0.5
5,375,000  Duke Energy Co.,
3.860
%,
02/09/2026 5,352,385
0.2
23,000,000  Enbridge (US) Inc.,
3.900
%,
01/15/2026 22,963,191
1.1
1,850,000  HSBC USA, Inc.,
3.860
%,
01/02/2026 1,849,609
0.1
10,000,000  Mondelez International,
Inc.,
3.870
%,
01/06/2026 9,993,643
0.5
500,000
Oracle Corp.,
3.900
%,
01/15/2026 499,201
0.0
15,000,000  Virginia Electric &
Power Co.,
3.900
%,
01/30/2026 14,952,125
0.7
Total Commercial Paper
(Cost $83,546,347)
83,540,517
3.9
Repurchase Agreements : 1.1%
2,302,018
(13)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2025, 3.850%,
due 01/02/2026
(Repurchase
Amount $2,302,504,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
7.003%, Market Value
plus accrued interest
$2,348,059, due
12/01/30-11/20/75)
2,302,018
0.1
6,201,022
(13)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase
Amount $6,202,361,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$6,326,795, due
01/31/26-11/15/55)
6,201,022
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,828,960
(13)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase
Amount $5,830,180,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
6.500%, Market Value
plus accrued interest
$5,945,539, due
10/15/26-12/20/55)
$ 5,828,960
0.2
1,555,534
(13)
Jefferies LLC,
Repurchase
Agreement dated
12/31/2025, 3.860%,
due 01/02/2026
(Repurchase
Amount $1,555,863,
collateralized by various
U.S. Government
Securities, 1.625%-
4.000%, Market Value
plus accrued interest
$1,586,645, due
01/15/27-04/15/30)
1,555,534
0.1
1,557,858
(13)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase
Amount $1,558,186,
collateralized by various
U.S. Government
Securities, 0.625%-
4.875%, Market Value
plus accrued interest
$1,589,015, due
04/30/26-11/15/34)
1,557,858
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,890,970
(13)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2025, 3.970%,
due 01/02/2026
(Repurchase
Amount $5,892,251,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$5,990,431, due
04/15/28-02/15/55)
$ 5,890,970
0.3
Total Repurchase
Agreements
(Cost $23,336,362)
23,336,362
1.1
Time Deposits : 0.1%
120,000
(13)
Canadian Imperial Bank
of Commerce,
3.640
%,
01/02/2026 120,000
0.0
180,000
(13)
DZ Bank AG,
3.600
%,
01/02/2026 180,000
0.0
460,000
(13)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
01/02/2026 460,000
0.0
450,000
(13)
Mizuho Bank Ltd.,
3.640
%,
01/02/2026 450,000
0.0
240,000
(13)
National Bank of
Canada,
3.630
%,
01/02/2026 240,000
0.0
610,000
(13)
Royal Bank of Canada,
3.850
%,
01/02/2026 610,000
0.1
300,000
(13)
Societe Generale S.A.,
3.640
%,
01/02/2026 300,000
0.0
250,000
(13)
Toronto-Dominion Bank,
3.650
%,
01/02/2026 250,000
0.0
Total Time Deposits
(Cost $2,610,000)
2,610,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.0%
22,583,199
(14)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $22,583,199) $ 22,583,199 1.0
Total Short-Term
Investments
(Cost $132,075,908)
$ 132,070,078
6.1
Total Investments in
Securities
(Cost $2,196,366,636) $ 2,187,144,511 100.7
Liabilities in Excess of
Other Assets
(15,071,956) (0.7)
Net Assets $ 2,172,072,555 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(7)
All or a portion of this holding is subject to unfunded loan commitments.
(8)
Represents or includes a TBA transaction.
(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2025.
(11)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of December 31, 2025.
Currency Abbreviations:
BRL Brazilian Real
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 590,229,195 $ — $ 590,229,195
Corporate Bonds/Notes — 467,121,659 — 467,121,659
Commercial Mortgage-Backed Securities — 392,724,651 — 392,724,651
Asset-Backed Securities — 236,461,291 — 236,461,291
Bank Loans — 152,381,082 — 152,381,082
U.S. Government Agency Obligations — 133,070,761 — 133,070,761
Sovereign Bonds — 63,606,895 — 63,606,895
U.S. Treasury Obligations — 19,466,763 — 19,466,763
Purchased Options — 8,051 — 8,051
Common Stock — — 4,085 4,085
Short-Term Investments 22,583,199 109,486,879 — 132,070,078
Total Investments, at fair value $ 22,583,199 $ 2,164,557,227 $ 4,085 $ 2,187,144,511
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 713 — 713
Centrally Cleared Interest Rate Swaps — 255,555 — 255,555
Forward Foreign Currency Contracts — 641,089 — 641,089
Forward Premium Swaptions — 1,718,618 — 1,718,618
Futures 695,324 — — 695,324
OTC total return swaps — 560,910 — 560,910
OTC volatility swaps — 126,513 — 126,513
Total Assets $ 23,278,523 $ 2,167,860,625 $ 4,085 $ 2,191,143,233
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (1,277,063) $ — $ (1,277,063)
Centrally Cleared Interest Rate Swaps — (820,076) — (820,076)
Forward Foreign Currency Contracts — (5,691,050) — (5,691,050)
Forward Premium Swaptions — (505,412) — (505,412)
Futures (551,841) — — (551,841)
OTC volatility swaps — (231,642) — (231,642)
Sales Commitments — (183,950,693) — (183,950,693)
Written Options — (992,991) — (992,991)
Total Liabilities $ (551,841) $ (193,468,927) $ — $ (194,020,768)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,442,084 USD 1,699,482 Bank of America N.A. 01/23/26 $ (3,001)
EUR 4,390,253 USD 5,177,855 Bank of America N.A. 01/23/26 (13,123)
USD 8,657,461 MXN 162,240,400 Barclays Bank PLC 01/09/26 (345,867)
USD 10,000,000 BRL 55,190,000 Barclays Bank PLC 02/03/26 13,089
USD 1,544,384 BRL 8,304,442 BNP Paribas 01/09/26 31,754
USD 6,171,809 EUR 5,256,842 Citibank N.A. 01/23/26 (12,387)
USD 33,091,654 BRL 205,979,000 Goldman Sachs International 01/05/26 (4,467,190)

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
MXN 324,449,705 USD 17,668,665 Goldman Sachs International 01/09/26 $ 336,265
USD 33,104,173 BRL 180,801,417 Goldman Sachs International 01/09/26 171,724
USD 1,224,354 MXN 22,656,663 Goldman Sachs International 01/09/26 (32,950)
BRL 106,090,800 USD 19,716,914 Goldman Sachs International 01/09/26 (392,786)
USD 10,000,000 EUR 8,494,914 Goldman Sachs International 01/23/26 6,508
EUR 675,308 USD 796,177 Goldman Sachs International 01/23/26 (1,738)
USD 1,490,820 EUR 1,275,764 Goldman Sachs International 01/23/26 (10,000)
USD 27,337,000 BRL 151,460,649 Goldman Sachs International 02/03/26 (70,574)
USD 79,654 COP 310,880,887 JPMorgan Chase Bank N.A. 01/09/26 (2,318)
USD 8,665,754 MXN 162,240,400 Morgan Stanley Capital Services LLC 01/09/26 (337,574)
EUR 8,533,188 USD 10,000,000 Nomura Global Financial Products Inc. 01/23/26 38,518
MXN 21,269,956 USD 1,144,000 Standard Chartered Bank 01/09/26 36,349
USD 3,515 PEN 11,920 Standard Chartered Bank 01/09/26 (30)
EUR 683,976 USD 797,754 Standard Chartered Bank 01/23/26 6,882
JPY 41,144,698 USD 264,178 Standard Chartered Bank 01/23/26 (999)
USD 239,949 EUR 204,403 Wells Fargo Bank N.A. 01/23/26 (513)
$ (5,049,961)
At December 31, 2025, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 768 03/31/26 $ 160,350,000 $ 11,585
U.S. Treasury 5-Year Note 2,717 03/31/26 296,980,836 (403,037)
U.S. Treasury Ultra Long Bond 33 03/20/26 3,894,000 (148,804)
$ 461,224,836 $ (540,256)
Short Contracts:
U.S. Treasury 10-Year Note (27) 03/20/26 (3,035,813) 10,491
U.S. Treasury Long Bond (298) 03/20/26 (34,446,938) 357,987
U.S. Treasury Ultra 10-Year Note (780) 03/20/26 (89,712,187) 315,261
$ (127,194,938) $ 683,739
At December 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield, Series 45,
Version 1 Sell 5.000 12/20/30 USD 2,706,000 $ 206,204 $ 713
$ 206,204 $ 713
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At December 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 85,275,000 $ 916,957 $ (1,204,088)
iTraxx Financials Senior Index Buy (1.000) 12/20/30 EUR 36,760,100 (920,746) (72,975)
$ (3,789) $ (1,277,063)
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At December 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.730 % Annual 03/05/30 USD 4,000,000 $ 49,401 $ 49,401
Receive 1-day Secured Overnight Financing Rate Annual 3.388 Annual 12/14/28 USD 124,236,000 (4,353) (4,353)
Receive 1-day Secured Overnight Financing Rate Annual 3.618 Annual 09/24/35 USD 15,000,000 206,154 206,154
Receive 1-day Secured Overnight Financing Rate Annual 4.211 Annual 02/14/30 USD 14,000,000 (431,762) (431,762)
Receive 1-day Secured Overnight Financing Rate Annual 4.143 Annual 02/18/30 USD 13,000,000 (367,246) (367,246)
Receive 1-day Secured Overnight Financing Rate Annual 3.539 Annual 07/23/30 USD 4,000,000 (16,715) (16,715)
Receive 1-day Secured Overnight Financing Rate Annual 4.155 Annual 01/05/57 USD 3,472,035 — —
$ (564,521) $ (564,521)
At December 31, 2025, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Monthly
(1-day
Secured
Overnight
Financing
Rate) Monthly BNP Paribas 03/20/26 USD 20,000,000 $ 262,241 $ — $ 262,241
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Monthly
(1-day
Secured
Overnight
Financing
Rate) Monthly
Morgan Stanley
Capital Services
LLC 09/20/26 USD 20,000,000 298,669 — 298,669
$ 560,910 $ — $ 560,910
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At December 31, 2025, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. MXN Spot Exchange
Rate 12.000% Bank of America N.A. 12/16/26 USD 47,171,369 $ (4,639) $ (4,639)
Pay
USD vs. BRL Spot Exchange
Rate 15.300% Bank of America N.A. 01/05/26 USD 18,010,000 42,171 42,171
Pay
USD vs. BRL Spot Exchange
Rate 15.300%
Morgan Stanley Capital Services
LLC 01/05/26 USD 36,020,000 84,342 84,342
Receive
USD vs. ZAR Spot Exchange
Rate 10.950% Goldman Sachs International 04/30/26 USD 130,000 (227,003) (227,003)
$ (105,129) $ (105,129)
At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
Index High Yield Series,
45, Version 2 105.50% 5.000 % Quarterly 01/21/26 USD 60,000,000 $ 534,600 $ (43,751)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
Index High Yield Series,
45, Version 2 106.50 5.000 Quarterly 02/18/26 USD 44,000,000 259,600 (193,759)
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 45,
Version 2 105.00 5.000 Quarterly 03/18/26 USD 22,000,000 165,000 (99,316)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
Index High Yield Series,
45, Version 1 106.00 5.000 Quarterly 03/18/26 USD 65,500,000 519,415 (412,276)
$ 1,478,615 $ (749,102)
At December 31, 2025, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put ZAR Goldman Sachs International 01/08/27 21.500 EUR 800,000 $ 240,062 $ (240,215)
$ 240,062 $ (240,215)
At December 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 44,213,000 $ 246,900 $ 8,051
$ 246,900 $ 8,051
At December 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 22,107,000 $ 182,062 $ (3,674)
$ 182,062 $ (3,674)

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At December 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 $ (4,017,650) $ 181,430
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) 199,225
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 23,070,000 (1,075,985) (156,889)
$ (14,756,053) $ 223,766
At December 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 3.860% Pay
1-day Secured Overnight
Financing Rate 11/08/27 USD 11,535,000 $ 444,098 $ 113,124
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 115,350,000 538,685 139,997
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 228,586,000 265,160 95,673
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 57,675,000 268,189 17,886
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 115,350,000 542,145 133,447
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Pay
1-day Secured Overnight
Financing Rate 08/23/27 USD 57,675,000 291,980 91,268
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 115,350,000 573,866 136,267
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 57,675,000 288,375 69,501
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 57,675,000 220,607 —
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Pay
1-day Secured Overnight
Financing Rate 11/19/26 USD 57,675,000 191,769 46,310
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.109% Pay
1-day Secured Overnight
Financing Rate 11/19/26 USD 57,675,000 191,769 45,964
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 115,350,000 537,819 (97,086)
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 4.135% Pay
1-day Secured Overnight
Financing Rate 12/18/26 USD 11,535,000 592,899 84,419
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 3.860% Receive
1-day Secured Overnight
Financing Rate 11/08/27 USD 11,535,000 444,098 (53,841)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 115,350,000 538,685 (48,377)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 57,675,000 268,189 (5,651)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 115,350,000 542,145 (91,002)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 415,260,000 1,183,491 (12,472)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Receive
1-day Secured Overnight
Financing Rate 08/23/27 USD 57,675,000 291,980 13,280
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 115,350,000 573,866 72,275
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 57,675,000 288,375 37,505
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 57,675,000 220,607 —
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Receive
1-day Secured Overnight
Financing Rate 11/19/26 USD 57,675,000 191,770 6,312
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.109% Receive
1-day Secured Overnight
Financing Rate 11/19/26 USD 57,675,000 191,769 6,790

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 115,350,000 $ 537,819 $ 150,686
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.631% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 228,585,000 217,156 52,988
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.622% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 114,293,000 108,578 24,270
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 4.135% Receive
1-day Secured Overnight
Financing Rate 12/18/26 USD 11,535,000 592,899 (40,093)
$ 11,138,788 $ 989,440
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at December 31, 2025:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (9,200,000) Ginnie Mae, 5.000%, due 11/15/55 01/27/26 $ (9,199,493)
(46,700,000) Ginnie Mae, 6.500%, due 01/20/56 01/22/26 (48,279,773)
(41,409,000) Uniform Mortgage-Backed Securities, 2.000%, due 01/01/56 01/14/26 (33,482,894)
(39,584,000) Uniform Mortgage-Backed Securities, 2.500%, due 01/01/56 01/14/26 (33,470,128)
(37,906,000) Uniform Mortgage-Backed Securities, 3.000%, due 01/01/56 01/14/26 (33,533,484)
(25,000,000) Uniform Mortgage-Backed Securities, 6.500%, due 01/01/56 01/14/26 (25,984,921)
Total Sales Commitments
Proceeds receivable $(183,769,555) $ (183,950,693)
Currency Abbreviations:
BRL
—
Brazilian Real
COP
—
Colombian Peso
EUR
—
EU Euro
JPY
—
Japanese Yen
MXN
—
Mexican Peso
PEN
—
Peruvian Nuevo Sol
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 46,981,741
Gross Unrealized Depreciation (56,203,866)
Net Unrealized Depreciation $ (9,222,125)